May 1, 2021
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2021. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2021

General Information And History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $5,706,797, $5,174,202 and $4,876,376 at December 31, 2020, 2019 and 2018.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2020, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2020 and 2019, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes and schedules I, III, and IV, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2020 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements) for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2020, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 16, 2021

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix
Statement of net assets as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Alger Mid Cap Growth Portfolio I-2
American Funds IS Blue Chip Income and Growth Fund Class 1
American Funds IS Blue Chip Income and Growth Fund Class 4
American Funds IS Growth Fund Class 4
American Funds IS International Growth and Income Class 1
American Funds IS Managed Risk Asset Allocation Fund Class P2
American Funds IS New World Fund Class 1
American Funds IS New World Fund Class 4
American Funds IS US Government Securities Class 1
BlackRock High Yield VI Fund Class I
BlackRock High Yield VI Fund Class III
BNY Mellon Small Cap Stock Index Portfolio
Calvert VP SRI Balanced Fund Class F
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
Clearbridge Variable Small Cap Growth Portfolio Class I
DFA Variable Annuity U.S. Targeted Value Portfolio
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2020 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2030 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2040 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2050 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio Initial Clas
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2060 Portfolio Initial Class
Fidelity VIP Freedom 2065 Portfolio SC2
Fidelity VIP Freedom Income Portfolio
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
Goldman Sachs Government Money Market Fund Institutional Shares
Janus Henderson VIT Enterprise Instl
JPMorgan Insurance Trust U.S. Equity Portfolio Class I
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio
MFS VIT Blended Research Small Cap Equity Portfolio
MFS VIT International Growth Protfolio SC
MFS VIT Mid Cap Value Portfolio Initial Class
MFS VIT Mid Cap Value Portfolio SC
MFS VIT New Discovery (Initial )
Putnam VT Sustainable Leaders IA
T. Rowe Price Blue Chip Growth Portfolio Investor Class
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small Cap Value Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Templeton Global Bond VIP Fund Class 1
Templeton Global Bond VIP Fund Class 4
Vanguard 500 Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard Mid-Cap Growth Index Fund
Vanguard REIT Index Fund Admiral Shares
Vanguard Selected Value Fund Investor Shares
Vanguard Small Cap Index Fund Admiral Shares
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement Income Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Short-Term Investment Grade Bond

Vanguard VIF Total Bond Market Index Portfolio
Wells Fargo VT Advantage Discovery Fund
Wilshire VIT Global Allocation Fund
Statement of net assets as of December 31, 2020, and the related statements of operations and changes in net assets for the period from May 1, 2020 (inception) to December 31, 2020.
American Funds IS International Growth and Income Fund
American Funds IS US Government/AAA-Rated Securities Fund
Fidelity VIP Freedom 2055 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2060 Portfolio Initial Class
Fidelity VIP Freedom 2065 Portfolio SC2
MFS VIT New Discovery Portfolio Initial Class
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard VIF Short Term Investment Grade Bond Portfolio

Statement of changes in net assets for the period from January 1, 2020 to May 1, 2020 (closure).

BNY Mellon VIF International Equity Initial

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P 2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
ASSETS
Investments at market value	$311,986	$1,793,326	$26,364,310	$51,279,575	$413,236	$9,292,038	$505,918	$19,143,995
TOTAL ASSETS	$311,986	$1,793,326	$26,364,310	$51,279,575	$413,236	$9,292,038	$505,918	$19,143,995
NET ASSETS
Active Contracts	$311,986	$1,793,326	$26,364,310	$51,279,575	$413,236	$9,292,038	$505,918	$19,143,995
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$311,986	$1,793,326	$26,364,310	$51,279,575	$413,236	$9,292,038	$505,918	$19,143,995
INVESTMENTS
Cost of investments	$229,214	$1,576,096	$24,799,353	$33,301,371	$355,982	$8,773,031	$397,631	$13,224,504
Unrealized appreciation (depreciation) on investments	$ 82,772	$ 217,230	$ 1,564,957	$17,978,204	$ 57,254	$ 519,007	$108,287	$ 5,919,491
Number of shares in underlying mutual funds	9,386	124,970	1,875,129	437,390	21,738	690,858	16,015	616,752
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	266,310	39,808	–	121,821	–	73,859
M&E Rate .0125	6,434	97,339	904,230	180,996	21,566	440,474	14,956	424,237
M&E Rate .0145	–	–	1,728	445	–	752	–	1,280
M&E Rate .0155	–	–	863	275	–	209	–	1,704
M&E Rate .0165	–	–	6,351	1,774	–	2,350	–	5,430
Retired Payout	–	–	–	–	–	–	–	–
Total Units	6,434	97,339	1,179,482	223,298	21,566	565,606	14,956	506,510
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 22.71	$ 233.63	$ –	$ 16.69	$ –	$ 38.48
M&E Rate .0125	$ 48.49	$ 15.50	$ 22.25	$ 228.86	$ 19.16	$ 16.36	$ 33.83	$ 37.70
M&E Rate .0145	$ –	$ –	$ 21.86	$ 225.28	$ –	$ 15.96	$ –	$ 37.45
M&E Rate .0155	$ –	$ –	$ 21.70	$ 223.69	$ –	$ 15.70	$ –	$ 36.81
M&E Rate .0165	$ –	$ –	$ 21.64	$ 222.48	$ –	$ 15.89	$ –	$ 36.63
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	AMERICAN FUNDS IS U.S. GOVERNMENT /AAA- RATED SECURITIES FUND	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	DFA VA U.S. TARGETED VALUE PORTFOLIO
ASSETS
Investments at market value	$850,591	$1,259,033	$1,474,923	$158,004,159	$277,368,644	$3,021,364	$1,936,254	$373,547
TOTAL ASSETS	$850,591	$1,259,033	$1,474,923	$158,004,159	$277,368,644	$3,021,364	$1,936,254	$373,547
NET ASSETS
Active Contracts	$850,591	$1,259,033	$1,474,923	$157,845,831	$277,368,644	$3,021,364	$1,936,254	$373,547
Payout Contracts	$ –	$ –	$ –	$ 158,328	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$850,591	$1,259,033	$1,474,923	$158,004,159	$277,368,644	$3,021,364	$1,936,254	$373,547
INVESTMENTS
Cost of investments	$857,289	$1,199,430	$1,406,514	$136,435,896	$241,710,363	$2,811,904	$1,626,968	$336,275
Unrealized appreciation (depreciation) on investments	$ (6,698)	$ 59,603	$ 68,409	$ 21,568,264	$ 35,658,281	$ 209,460	$ 309,286	$ 37,272
Number of shares in underlying mutual funds	65,229	166,539	195,354	8,289,830	2,292,113	1,198,954	52,903	20,290
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	22,814	231,072	81,475	–	3,036	–
M&E Rate .0125	63,095	144,184	147,100	3,605,658	1,547,157	1,107,971	38,039	17,170
M&E Rate .0145	–	–	139	7,143	2,373	–	32	–
M&E Rate .0155	–	–	20	5,115	2,731	–	2,356	–
M&E Rate .0165	–	–	20	7,921	4,299	–	2,062	–
Retired Payout	–	–	–	8,307	–	–	–	–
Total Units	63,095	144,184	170,093	3,865,216	1,638,035	1,107,971	45,525	17,170
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 8.79	$ 42.31	$ 175.09	$ –	$ 42.78	$ –
M&E Rate .0125	$ 13.48	$ 8.77	$ 8.69	$ 40.85	$ 169.06	$ 2.73	$ 42.52	$ 21.76
M&E Rate .0145	$ –	$ –	$ 8.53	$ 39.58	$ 168.76	$ –	$ 42.73	$ –
M&E Rate .0155	$ –	$ –	$ 8.45	$ 39.18	$ 165.26	$ –	$ 42.33	$ –
M&E Rate .0165	$ –	$ –	$ 8.40	$ 38.71	$ 161.87	$ –	$ 42.58	$ –
Retired Payout	$ –	$ –	$ –	$ 19.06	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$2,130,292	$246,816	$1,824,974	$13,486,029	$624,346	$1,484,346	$25,038,822	$322,382
TOTAL ASSETS	$2,130,292	$246,816	$1,824,974	$13,486,029	$624,346	$1,484,346	$25,038,822	$322,382
NET ASSETS
Active Contracts	$2,130,292	$246,816	$1,824,974	$13,486,029	$624,346	$1,484,346	$25,038,822	$322,382
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$2,130,292	$246,816	$1,824,974	$13,486,029	$624,346	$1,484,346	$25,038,822	$322,382
INVESTMENTS
Cost of investments	$1,942,658	$215,942	$1,582,972	$11,457,257	$534,505	$1,260,189	$19,750,117	$274,460
Unrealized appreciation (depreciation) on investments	$ 187,634	$ 30,874	$ 242,002	$ 2,028,772	$ 89,841	$ 224,157	$ 5,288,705	$ 47,922
Number of shares in underlying mutual funds	151,730	16,422	108,371	808,030	37,097	54,292	923,601	12,418
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	38,924	–	–	88,905	–	–	72,887	–
M&E Rate .0125	78,744	13,836	96,624	568,492	32,506	48,619	697,541	10,977
M&E Rate .0145	8	–	–	14,576	–	–	4,088	–
M&E Rate .0155	8	–	–	2,546	–	–	1,378	–
M&E Rate .0165	1,098	–	–	5,533	–	–	3,977	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	118,782	13,836	96,624	680,052	32,506	48,619	779,871	10,977
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 18.16	$ –	$ –	$ 20.14	$ –	$ –	$ 32.58	$ –
M&E Rate .0125	$ 17.83	$ 17.84	$ 18.89	$ 19.80	$ 19.21	$ 30.53	$ 32.06	$ 29.37
M&E Rate .0145	$ 18.28	$ –	$ –	$ 19.56	$ –	$ –	$ 31.85	$ –
M&E Rate .0155	$ 17.67	$ –	$ –	$ 19.51	$ –	$ –	$ 31.59	$ –
M&E Rate .0165	$ 17.63	$ –	$ –	$ 19.34	$ –	$ –	$ 31.38	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	FIDELITY VIP FREEDOM INCOME PORTFOLIO
ASSETS
Investments at market value	$484,345	$18,173,411	$172,510	$ 814	$30,417	$ 164	$37,292	$556,886
TOTAL ASSETS	$484,345	$18,173,411	$172,510	$ 814	$30,417	$ 164	$37,292	$556,886
NET ASSETS
Active Contracts	$484,345	$18,173,411	$172,510	$ 814	$30,417	$ 164	$37,292	$556,886
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$484,345	$18,173,411	$172,510	$ 814	$30,417	$ 164	$37,292	$556,886
INVESTMENTS
Cost of investments	$403,812	$14,252,246	$149,224	$ 620	$29,161	$ 125	$34,631	$526,510
Unrealized appreciation (depreciation) on investments	$ 80,533	$ 3,921,165	$ 23,286	$ 194	$ 1,256	$ 39	$ 2,661	$ 30,376
Number of shares in underlying mutual funds	18,564	701,676	7,357	64	2,405	13	2,993	43,712
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	45,678	–	13	13	–	13	–
M&E Rate .0125	16,650	541,266	6,550	13	2,297	13	2,839	40,600
M&E Rate .0145	–	60	–	13	13	–	13	–
M&E Rate .0155	–	5	–	12	12	–	13	–
M&E Rate .0165	–	2,867	–	12	12	–	12	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	16,650	589,876	6,550	63	2,347	13	2,890	40,600
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 31.32	$ –	$13.05	$ 13.01	$ –	$ 12.97	$ –
M&E Rate .0125	$ 29.09	$ 30.77	$ 26.34	$13.00	$ 12.96	$13.02	$ 12.91	$ 13.72
M&E Rate .0145	$ –	$ 30.91	$ –	$12.91	$ 12.87	$ –	$ 12.83	$ –
M&E Rate .0155	$ –	$ 30.42	$ –	$12.89	$ 12.85	$ –	$ 12.82	$ –
M&E Rate .0165	$ –	$ 30.13	$ –	$12.89	$ 12.85	$ –	$ 12.82	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2
ASSETS
Investments at market value	$4,852,409	$12,627,430	$50,171,395	$45,539,576	$27,801,052	$616,441,258	$41,475,876	$74,884,687
TOTAL ASSETS	$4,852,409	$12,627,430	$50,171,395	$45,539,576	$27,801,052	$616,441,258	$41,475,876	$74,884,687
NET ASSETS
Active Contracts	$4,852,409	$12,627,430	$50,171,395	$45,539,576	$27,801,052	$616,320,016	$41,444,961	$74,709,073
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ 121,242	$ 30,915	$ 175,614
TOTAL NET ASSETS	$4,852,409	$12,627,430	$50,171,395	$45,539,576	$27,801,052	$616,441,258	$41,475,876	$74,884,687
INVESTMENTS
Cost of investments	$4,567,843	$11,289,796	$46,894,548	$39,443,819	$23,974,276	$384,726,131	$38,324,236	$49,055,707
Unrealized appreciation (depreciation) on investments	$ 284,566	$ 1,337,634	$ 3,276,847	$ 6,095,757	$ 3,826,776	$231,715,127	$ 3,151,640	$25,828,980
Number of shares in underlying mutual funds	409,141	934,673	4,436,021	3,292,811	2,020,425	1,680,913	3,023,024	2,852,750
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	372	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	121,838	116,715	365,918	348,079	148,811	81,479	198,616	129,649
M&E Rate .0125	233,405	595,004	2,620,748	2,049,937	1,263,762	1,250,536	1,406,266	1,761,293
M&E Rate .0145	3,314	11,356	31,442	5,280	4,809	2,635	13,993	5,744
M&E Rate .0155	2,796	5,774	9,262	1,012	214	2,153	4,831	4,168
M&E Rate .0165	23	19,402	12,847	44,164	5,675	4,580	19,378	8,638
Retired Payout	–	–	–	–	–	331	2,253	6,690
Total Units	361,376	748,251	3,040,217	2,448,472	1,423,271	1,342,086	1,645,337	1,916,182
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ 406.86	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 13.57	$ 17.15	$ 16.76	$ 18.88	$ 19.83	$ 472.09	$ 26.67	$ 41.44
M&E Rate .0125	$ 13.35	$ 16.84	$ 16.47	$ 18.56	$ 19.50	$ 458.72	$ 25.20	$ 39.02
M&E Rate .0145	$ 13.34	$ 16.54	$ 16.30	$ 18.37	$ 19.44	$ 441.02	$ 18.95	$ 33.94
M&E Rate .0155	$ 13.28	$ 16.70	$ 16.34	$ 18.41	$ 19.34	$ 437.56	$ 18.67	$ 33.46
M&E Rate .0165	$ 13.24	$ 16.62	$ 16.17	$ 18.21	$ 19.25	$ 427.31	$ 18.41	$ 32.94
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ 366.73	$ 13.72	$ 26.25
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL
ASSETS
Investments at market value	$20,028,484	$149,531	$315,112	$47,109,953	$3,485,127	$13,299,232	$415,700	$1,492,357
TOTAL ASSETS	$20,028,484	$149,531	$315,112	$47,109,953	$3,485,127	$13,299,232	$415,700	$1,492,357
NET ASSETS
Active Contracts	$20,028,484	$149,531	$315,112	$47,109,953	$3,485,127	$13,299,232	$415,700	$1,492,357
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$20,028,484	$149,531	$315,112	$47,109,953	$3,485,127	$13,299,232	$415,700	$1,492,357
INVESTMENTS
Cost of investments	$22,512,236	$149,531	$258,181	$29,190,860	$3,408,643	$ 8,384,442	$395,104	$1,304,477
Unrealized appreciation (depreciation) on investments	$ (2,483,752)	$ –	$ 56,931	$17,919,093	$ 76,484	$ 4,914,790	$ 20,596	$ 187,880
Number of shares in underlying mutual funds	1,170,572	149,531	3,345	1,259,624	139,405	281,883	38,103	93,859
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	116,129	–	–	63,775	18,061	32,053	–	1,132
M&E Rate .0125	782,029	150,636	2,969	835,534	87,493	160,292	23,242	80,511
M&E Rate .0145	3,059	–	–	228	67	220	–	7
M&E Rate .0155	2,484	–	–	2,354	180	1,551	–	364
M&E Rate .0165	8,400	–	–	1,357	111	2,918	–	7
Retired Payout	–	–	–	–	–	–	–	–
Total Units	912,101	150,636	2,969	903,248	105,912	197,034	23,242	82,021
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 22.29	$ –	$ –	$ 53.85	$ 33.39	$ 68.88	$ –	$ 18.31
M&E Rate .0125	$ 21.92	$ 0.99	$ 106.13	$ 52.03	$ 32.81	$ 67.28	$ 17.89	$ 18.19
M&E Rate .0145	$ 21.47	$ –	$ –	$ 51.80	$ 32.50	$ 66.46	$ –	$ 18.39
M&E Rate .0155	$ 21.56	$ –	$ –	$ 51.41	$ 32.38	$ 65.84	$ –	$ 18.13
M&E Rate .0165	$ 21.48	$ –	$ –	$ 51.01	$ 32.13	$ 65.26	$ –	$ 18.24
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY PORTFOLIO INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS IA	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
ASSETS
Investments at market value	$259,767	$4,807,534	$140,991	$1,568,268	$2,291,027	$3,480,081	$10,028,398	$1,225,516
TOTAL ASSETS	$259,767	$4,807,534	$140,991	$1,568,268	$2,291,027	$3,480,081	$10,028,398	$1,225,516
NET ASSETS
Active Contracts	$259,767	$4,807,534	$140,991	$1,568,268	$2,291,027	$3,480,081	$10,028,398	$1,225,516
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$259,767	$4,807,534	$140,991	$1,568,268	$2,291,027	$3,480,081	$10,028,398	$1,225,516
INVESTMENTS
Cost of investments	$249,713	$4,627,928	$121,300	$1,324,200	$1,759,145	$2,694,400	$ 9,546,759	$1,235,426
Unrealized appreciation (depreciation) on investments	$ 10,054	$ 179,606	$ 19,691	$ 244,068	$ 531,882	$ 785,681	$ 481,639	$ (9,910)
Number of shares in underlying mutual funds	30,241	565,592	5,230	34,264	45,179	63,517	321,011	64,230
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	70,484	–	–	–	–	–	–
M&E Rate .0125	23,908	271,940	4,801	31,066	42,744	64,554	247,583	55,518
M&E Rate .0145	–	10	–	–	–	–	–	–
M&E Rate .0155	–	1,100	–	–	–	–	–	–
M&E Rate .0165	–	1,212	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	23,908	344,746	4,801	31,066	42,744	64,554	247,583	55,518
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 14.14	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 10.87	$ 13.90	$ 29.37	$ 50.48	$ 53.60	$ 53.91	$ 40.51	$ 22.07
M&E Rate .0145	$ –	$ 13.63	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ 13.67	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ 13.64	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
ASSETS
Investments at market value	$18,359,570	$20,971,201	$1,477,068	$10,379,240	$3,900,310	$2,710,599	$2,419,153	$2,233,257
TOTAL ASSETS	$18,359,570	$20,971,201	$1,477,068	$10,379,240	$3,900,310	$2,710,599	$2,419,153	$2,233,257
NET ASSETS
Active Contracts	$18,359,570	$20,971,201	$1,477,068	$10,379,240	$3,900,310	$2,710,599	$2,419,153	$2,233,257
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$18,359,570	$20,971,201	$1,477,068	$10,379,240	$3,900,310	$2,710,599	$2,419,153	$2,233,257
INVESTMENTS
Cost of investments	$18,359,570	$15,544,754	$1,314,721	$ 8,175,940	$3,741,386	$2,340,325	$2,062,592	$2,141,197
Unrealized appreciation (depreciation) on investments	$ –	$ 5,426,447	$ 162,347	$ 2,203,300	$ 158,924	$ 370,274	$ 356,561	$ 92,060
Number of shares in underlying mutual funds	18,359,569	216,332	149,048	126,145	392,780	224,946	45,826	171,789
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	2,267,337	–	–	–	–	–	–	–
M&E Rate .0125	16,178,603	173,926	145,770	84,405	368,271	215,939	39,501	154,878
M&E Rate .0145	57,471	–	–	–	–	–	–	–
M&E Rate .0155	201,319	–	–	–	–	–	–	–
M&E Rate .0165	191,626	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	18,896,356	173,926	145,770	84,405	368,271	215,939	39,501	154,878
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 1.01	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 0.97	$ 120.58	$ 10.13	$ 122.97	$ 10.59	$ 12.55	$ 61.24	$ 14.42
M&E Rate .0145	$ 0.94	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ 0.93	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ 0.91	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
ASSETS
Investments at market value	$209,777	$4,775,622	$77,699,636	$13,041,418	$4,282,701	$15,992,923	$2,258,046	$9,421,383
TOTAL ASSETS	$209,777	$4,775,622	$77,699,636	$13,041,418	$4,282,701	$15,992,923	$2,258,046	$9,421,383
NET ASSETS
Active Contracts	$209,777	$4,775,622	$77,699,636	$13,041,418	$4,282,701	$15,992,923	$2,258,046	$9,421,383
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$209,777	$4,775,622	$77,699,636	$13,041,418	$4,282,701	$15,992,923	$2,258,046	$9,421,383
INVESTMENTS
Cost of investments	$244,506	$5,493,260	$60,366,531	$11,476,898	$3,618,427	$11,379,132	$2,258,046	$9,075,466
Unrealized appreciation (depreciation) on investments	$ (34,729)	$ (717,638)	$17,333,105	$ 1,564,520	$ 664,274	$ 4,613,791	$ –	$ 345,917
Number of shares in underlying mutual funds	14,477	337,023	224,196	856,298	102,752	128,200	2,258,046	1,575,482
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	47,851	–	–	–	–	–	–
M&E Rate .0125	12,831	177,824	218,583	801,762	96,884	127,396	2,250,405	1,357,736
M&E Rate .0145	–	1,026	–	–	–	–	–	–
M&E Rate .0155	–	2,931	–	–	–	–	–	–
M&E Rate .0165	–	3,365	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	12,831	232,997	218,583	801,762	96,884	127,396	2,250,405	1,357,736
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 21.07	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 16.35	$ 20.38	$ 355.47	$ 16.27	$ 44.20	$ 125.54	$ 1.00	$ 6.94
M&E Rate .0145	$ –	$ 19.93	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ 19.68	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ 19.51	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND
ASSETS
Investments at market value	$10,989,096	$6,648,098	$5,776,465	$14,297,516	$8,798,932	$16,044,386	$20,987,657	$22,046,322
TOTAL ASSETS	$10,989,096	$6,648,098	$5,776,465	$14,297,516	$8,798,932	$16,044,386	$20,987,657	$22,046,322
NET ASSETS
Active Contracts	$10,989,096	$6,648,098	$5,776,465	$14,297,516	$8,798,932	$16,044,386	$20,987,657	$22,046,322
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$10,989,096	$6,648,098	$5,776,465	$14,297,516	$8,798,932	$16,044,386	$20,987,657	$22,046,322
INVESTMENTS
Cost of investments	$ 9,151,627	$6,442,719	$5,594,178	$11,105,534	$8,266,153	$14,463,332	$18,178,411	$18,954,457
Unrealized appreciation (depreciation) on investments	$ 1,837,469	$ 205,379	$ 182,287	$ 3,191,982	$ 532,779	$ 1,581,054	$ 2,809,246	$ 3,091,865
Number of shares in underlying mutual funds	327,641	55,226	222,343	153,374	256,603	744,865	517,575	874,160
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	246,849	49,440	159,694	151,961	226,286	688,949	492,185	831,328
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	246,849	49,440	159,694	151,961	226,286	688,949	492,185	831,328
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 44.52	$ 134.47	$ 36.17	$ 94.09	$ 38.88	$ 23.29	$ 42.64	$ 26.52
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO
ASSETS
Investments at market value	$16,879,720	$15,077,229	$14,833,568	$252,435	$342,168	$8,195,412	$16,202,729	$6,402,669
TOTAL ASSETS	$16,879,720	$15,077,229	$14,833,568	$252,435	$342,168	$8,195,412	$16,202,729	$6,402,669
NET ASSETS
Active Contracts	$16,879,720	$15,077,229	$14,833,568	$252,435	$342,168	$8,195,412	$16,202,729	$6,402,669
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$16,879,720	$15,077,229	$14,833,568	$252,435	$342,168	$8,195,412	$16,202,729	$6,402,669
INVESTMENTS
Cost of investments	$14,363,336	$12,581,808	$12,374,273	$237,910	$314,788	$7,723,605	$15,404,778	$5,190,926
Unrealized appreciation (depreciation) on investments	$ 2,516,384	$ 2,495,421	$ 2,459,295	$ 14,525	$ 27,380	$ 471,807	$ 797,951	$1,211,743
Number of shares in underlying mutual funds	381,290	534,843	326,371	5,116	7,850	548,922	1,394,383	119,097
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	365,365	513,915	313,981	5,062	7,769	507,585	1,325,257	109,775
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	365,365	513,915	313,981	5,062	7,769	507,585	1,325,257	109,775
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 46.20	$ 29.34	$ 47.24	$ 49.86	$ 44.04	$ 16.15	$ 12.23	$ 58.33
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WELLS FARGO VT ADVANTAGE DISCOVERY FUND
ASSETS
Investments at market value	$2,651,051	$1,889,876	$2,619,508	$1,027,047	$453,883	$1,182,475	$2,593,410	$61,988,006
TOTAL ASSETS	$2,651,051	$1,889,876	$2,619,508	$1,027,047	$453,883	$1,182,475	$2,593,410	$61,988,006
NET ASSETS
Active Contracts	$2,651,051	$1,889,876	$2,619,508	$1,027,047	$453,883	$1,182,475	$2,593,410	$61,652,569
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 335,437
TOTAL NET ASSETS	$2,651,051	$1,889,876	$2,619,508	$1,027,047	$453,883	$1,182,475	$2,593,410	$61,988,006
INVESTMENTS
Cost of investments	$2,607,150	$1,177,079	$2,214,895	$1,006,845	$449,676	$ 943,664	$2,475,751	$38,592,129
Unrealized appreciation (depreciation) on investments	$ 43,901	$ 712,797	$ 404,613	$ 20,202	$ 4,207	$ 238,811	$ 117,659	$23,395,876
Number of shares in underlying mutual funds	118,350	43,376	101,650	82,626	40,817	48,284	202,452	1,272,071
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	10,471	–	–	–	–	–	–	64,146
M&E Rate .0125	107,937	40,012	82,446	70,516	41,135	34,321	195,950	642,904
M&E Rate .0145	5	–	–	–	–	–	–	712
M&E Rate .0155	5	–	–	–	–	–	–	1,565
M&E Rate .0165	5	–	–	–	–	–	–	2,650
Retired Payout	–	–	–	–	–	–	–	6,884
Total Units	118,423	40,012	82,446	70,516	41,135	34,321	195,950	718,861
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 22.50	$ –	$ –	$ –	$ –	$ –	$ –	$ 90.33
M&E Rate .0125	$ 22.38	$ 47.23	$ 31.77	$ 14.56	$ 11.03	$ 34.45	$ 13.24	$ 86.25
M&E Rate .0145	$ 22.62	$ –	$ –	$ –	$ –	$ –	$ –	$ 84.77
M&E Rate .0155	$ 20.39	$ –	$ –	$ –	$ –	$ –	$ –	$ 83.53
M&E Rate .0165	$ 22.58	$ –	$ –	$ –	$ –	$ –	$ –	$ 82.44
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 48.73
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2020
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$515,789,959
TOTAL ASSETS	$515,789,959
NET ASSETS
Active Contracts	$514,015,179
Payout Contracts	$ 1,774,780
TOTAL NET ASSETS	$515,789,959
INVESTMENTS
Cost of investments	$455,120,830
Unrealized appreciation (depreciation) on investments	$ 60,669,129
Number of shares in underlying mutual funds	23,349,474
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	6,736
M&E Rate .0029	118,182
M&E Rate .0039	28,859
M&E Rate .0095	293,319
M&E Rate .0125	13,027,009
M&E Rate .0145	81,728
M&E Rate .0155	19,042
M&E Rate .0165	43,037
Retired Payout	80,343
Total Units	13,698,255
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ 48.60
M&E Rate .0029	$ 29.13
M&E Rate .0039	$ 28.95
M&E Rate .0095	$ 40.19
M&E Rate .0125	$ 37.83
M&E Rate .0145	$ 33.70
M&E Rate .0155	$ 33.22
M&E Rate .0165	$ 32.75
Retired Payout	$ 22.09
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
INVESTMENT INCOME
Dividend income distribution	$ –	$ 30,450	$ 368,433	$ 82,384	$ 5,087	$127,502	$ 943	$ 6,150
Investment Income	–	30,450	368,433	82,384	5,087	127,502	943	6,150
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	33,063	16,936	283,265	958,814	–	332,030	3,955	172,135
Net realized gain (loss) on investments	(17,657)	(23,451)	(153,968)	2,091,870	8,029	154,982	10,790	388,895
Net change in unrealized appreciation (depreciation) on investments	92,319	173,050	1,527,816	14,448,898	57,254	(98,336)	75,684	3,113,135
Net gain (loss) on investments	107,725	166,535	1,657,113	17,499,582	65,283	388,676	90,429	3,674,165
EXPENSES
Mortality and expense risk charge (Note 3)	(3,262)	(17,558)	(272,540)	(472,834)	(1,781)	(99,677)	(4,797)	(189,247)
Total Expenses	(3,262)	(17,558)	(272,540)	(472,834)	(1,781)	(99,677)	(4,797)	(189,247)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,463	$179,427	$1,753,006	$17,109,132	$68,589	$416,501	$86,575	$3,491,068
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	AMERICAN FUNDS IS U.S. GOVERNMENT /AAA- RATED SECURITIES FUND	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I
INVESTMENT INCOME
Dividend income distribution	$10,607	$ 55,817	$ 59,476	$ 1,362,368	$ 3,867	$ 2,883,729	$ 37,934	$ –
Investment Income	10,607	55,817	59,476	1,362,368	3,867	2,883,729	37,934	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	878	–	–	7,757,519	–	8,462,786	78,278	119,048
Net realized gain (loss) on investments	351	(11,101)	(3,052)	(770,907)	(35,731)	(358,708)	10,208	59,581
Net change in unrealized appreciation (depreciation) on investments	(6,699)	32,289	38,713	6,597,394	(10,698)	20,502,028	198,510	318,658
Net gain (loss) on investments	(5,470)	21,188	35,661	13,584,006	(46,429)	28,606,106	286,996	497,287
EXPENSES
Mortality and expense risk charge (Note 3)	(2,646)	(13,227)	(14,309)	(1,583,705)	(686)	(2,879,739)	(19,696)	(12,870)
Total Expenses	(2,646)	(13,227)	(14,309)	(1,583,705)	(686)	(2,879,739)	(19,696)	(12,870)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,491	$ 63,778	$ 80,828	$13,362,669	$(43,248)	$28,610,096	$305,234	$484,417
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 5,171	$ 20,214	$ 2,984	$ 19,807	$ 120,071	$ 6,867	$ 13,133	$ 189,571
Investment Income	5,171	20,214	2,984	19,807	120,071	6,867	13,133	189,571
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	96,770	23,619	64,284	498,680	19,119	44,381	876,014
Net realized gain (loss) on investments	(28,868)	(14,264)	(13,680)	21,797	198,306	939	402	422,107
Net change in unrealized appreciation (depreciation) on investments	53,302	143,631	8,810	161,795	979,661	62,483	158,378	2,443,599
Net gain (loss) on investments	24,434	226,137	18,749	247,876	1,676,647	82,541	203,161	3,741,720
EXPENSES
Mortality and expense risk charge (Note 3)	(3,085)	(21,838)	(3,632)	(19,957)	(140,160)	(5,779)	(13,700)	(253,476)
Total Expenses	(3,085)	(21,838)	(3,632)	(19,957)	(140,160)	(5,779)	(13,700)	(253,476)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 26,520	$224,513	$ 18,101	$247,726	$1,656,558	$83,629	$202,594	$3,677,815
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 2,780	$ 4,102	$ 119,343	$ 1,449	$ 6	$ 187	$ 1	$ 256
Investment Income	2,780	4,102	119,343	1,449	6	187	1	256
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	12,277	12,968	655,295	11,931	19	722	4	1,301
Net realized gain (loss) on investments	1,482	564	156,569	8,131	1	5,102	–	37
Net change in unrealized appreciation (depreciation) on investments	35,969	58,916	1,981,223	8,369	195	1,256	39	2,660
Net gain (loss) on investments	49,728	72,448	2,793,087	28,431	215	7,080	43	3,998
EXPENSES
Mortality and expense risk charge (Note 3)	(3,192)	(4,118)	(179,525)	(2,316)	(7)	(146)	(1)	(98)
Total Expenses	(3,192)	(4,118)	(179,525)	(2,316)	(7)	(146)	(1)	(98)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,316	$72,432	$2,732,905	$27,564	$214	$7,121	$43	$4,156
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM INCOME PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 6,313	$ 46,437	$ 117,898	$ 415,695	$ 318,954	$ 168,962	$ 8,435,928	$ 820,578
Investment Income	6,313	46,437	117,898	415,695	318,954	168,962	8,435,928	820,578
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	5,565	32,436	253,731	1,101,230	959,486	775,353	1,841,174	15,050
Net realized gain (loss) on investments	830	(40,445)	40,619	(466,466)	64,310	105,923	18,082,536	249,474
Net change in unrealized appreciation (depreciation) on investments	28,466	286,703	1,141,451	5,360,119	4,903,446	3,100,403	65,800,050	2,352,915
Net gain (loss) on investments	34,861	278,694	1,435,801	5,994,883	5,927,242	3,981,679	85,723,760	2,617,439
EXPENSES
Mortality and expense risk charge (Note 3)	(4,595)	(55,630)	(143,891)	(542,997)	(480,207)	(290,114)	(6,726,719)	(484,994)
Total Expenses	(4,595)	(55,630)	(143,891)	(542,997)	(480,207)	(290,114)	(6,726,719)	(484,994)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,579	$269,501	$1,409,808	$5,867,581	$5,765,989	$3,860,527	$87,432,969	$2,953,023
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 145,578	$ 373,487	$ 396	$ 168	$ 311,077	$ 20,348	$ –	$ 2,723
Investment Income	145,578	373,487	396	168	311,077	20,348	–	2,723
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	285,374	840,129	–	16,678	2,508,673	–	1,179,614	24,707
Net realized gain (loss) on investments	636,815	(615,495)	–	(53)	2,660,854	(260,139)	613,441	(52,685)
Net change in unrealized appreciation (depreciation) on investments	8,796,092	(2,086,962)	–	51,334	4,039,504	496,451	3,982,245	36,586
Net gain (loss) on investments	9,718,281	(1,862,328)	–	67,959	9,209,031	236,312	5,775,300	8,608
EXPENSES
Mortality and expense risk charge (Note 3)	(805,900)	(231,230)	(1,431)	(2,561)	(497,792)	(30,728)	(117,369)	(3,885)
Total Expenses	(805,900)	(231,230)	(1,431)	(2,561)	(497,792)	(30,728)	(117,369)	(3,885)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,057,959	$(1,720,071)	$(1,035)	$65,566	$9,022,316	$ 225,932	$5,657,931	$ 7,446
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY PORTFOLIO INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS IA	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 11,812	$ 2,417	$ 45,763	$ –	$ 5,454	$ –	$ 13,066	$ 188,541
Investment Income	11,812	2,417	45,763	–	5,454	–	13,066	188,541
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	12,457	8,184	189,010	6,510	72,407	70,762	3,733	132,040
Net realized gain (loss) on investments	3,114	(1,450)	(94,693)	516	19,065	49,972	(17,573)	(188,474)
Net change in unrealized appreciation (depreciation) on investments	183,404	8,828	12,552	19,691	216,649	393,300	544,200	471,870
Net gain (loss) on investments	198,975	15,562	106,869	26,717	308,121	514,034	530,360	415,436
EXPENSES
Mortality and expense risk charge (Note 3)	(10,654)	(2,319)	(51,088)	(471)	(11,852)	(21,808)	(33,289)	(91,154)
Total Expenses	(10,654)	(2,319)	(51,088)	(471)	(11,852)	(21,808)	(33,289)	(91,154)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$200,133	$15,660	$101,544	$26,246	$301,723	$492,226	$510,137	$ 512,823
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 23,269	$ 43,330	$ –	$ 19,089	$ –	$ 79,692	$ 36,998	$ 8,472
Investment Income	23,269	43,330	–	19,089	–	79,692	36,998	8,472
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	10,055	–	689,625	–	1,205,066	33,866	–	39,237
Net realized gain (loss) on investments	(16,288)	–	287,554	2,795	194,585	19,338	(43,163)	(18,454)
Net change in unrealized appreciation (depreciation) on investments	(39,567)	–	4,439,517	134,539	2,094,748	53,917	269,486	350,117
Net gain (loss) on investments	(45,800)	–	5,416,696	137,334	3,494,399	107,121	226,323	370,900
EXPENSES
Mortality and expense risk charge (Note 3)	(12,683)	(212,917)	(195,065)	(17,418)	(89,419)	(40,999)	(26,525)	(21,722)
Total Expenses	(12,683)	(212,917)	(195,065)	(17,418)	(89,419)	(40,999)	(26,525)	(21,722)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,214)	$(169,587)	$5,221,631	$139,005	$3,404,980	$145,814	$236,796	$357,650
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
INVESTMENT INCOME
Dividend income distribution	$ 59,434	$ 17,028	$ 394,493	$ 1,084,098	$ 245,520	$ 74,685	$ 164,830	$ 3,943
Investment Income	59,434	17,028	394,493	1,084,098	245,520	74,685	164,830	3,943
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	15,315	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(5,177)	(6,106)	(203,006)	662,018	(44,355)	(16,783)	159,445	–
Net change in unrealized appreciation (depreciation) on investments	56,225	(23,317)	(481,821)	10,626,110	1,235,073	550,050	3,748,881	–
Net gain (loss) on investments	66,363	(29,423)	(684,827)	11,288,128	1,190,718	533,267	3,908,326	–
EXPENSES
Mortality and expense risk charge (Note 3)	(24,059)	(2,720)	(59,437)	(739,711)	(124,103)	(40,326)	(139,261)	(17,150)
Total Expenses	(24,059)	(2,720)	(59,437)	(739,711)	(124,103)	(40,326)	(139,261)	(17,150)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,738	$(15,115)	$(349,771)	$11,632,515	$1,312,135	$567,626	$3,933,895	$(13,207)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
INVESTMENT INCOME
Dividend income distribution	$ 404,370	$ 15,642	$ 236,781	$ 73,142	$ 151,552	$133,908	$ 254,340	$ 333,751
Investment Income	404,370	15,642	236,781	73,142	151,552	133,908	254,340	333,751
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	633,954	–	463,935	–	386,357	415,439	190,448
Net realized gain (loss) on investments	(47,102)	74,462	(14,588)	(133,516)	81,168	31,673	76,055	49,512
Net change in unrealized appreciation (depreciation) on investments	116,848	1,953,625	(368,195)	298,075	2,473,118	363,104	1,071,679	2,098,618
Net gain (loss) on investments	69,746	2,662,041	(382,783)	628,494	2,554,286	781,134	1,563,173	2,338,578
EXPENSES
Mortality and expense risk charge (Note 3)	(102,818)	(98,539)	(69,138)	(52,491)	(125,125)	(91,570)	(152,986)	(191,626)
Total Expenses	(102,818)	(98,539)	(69,138)	(52,491)	(125,125)	(91,570)	(152,986)	(191,626)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 371,298	$2,579,144	$(215,140)	$ 649,145	$2,580,713	$823,472	$1,664,527	$2,480,703
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
INVESTMENT INCOME
Dividend income distribution	$ 347,452	$ 268,339	$ 237,006	$ 237,912	$ 3,988	$ 5,254	$110,319	$ 282,477
Investment Income	347,452	268,339	237,006	237,912	3,988	5,254	110,319	282,477
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	187,566	72,359	43,426	30,863	532	870	142,119	26,055
Net realized gain (loss) on investments	17,308	29,067	58,022	67,283	780	178	23,532	86,879
Net change in unrealized appreciation (depreciation) on investments	2,200,768	1,942,392	1,875,590	1,927,611	14,524	27,381	344,681	433,933
Net gain (loss) on investments	2,405,642	2,043,818	1,977,038	2,025,757	15,836	28,429	510,332	546,867
EXPENSES
Mortality and expense risk charge (Note 3)	(196,060)	(149,341)	(134,058)	(126,620)	(538)	(1,092)	(71,955)	(157,703)
Total Expenses	(196,060)	(149,341)	(134,058)	(126,620)	(538)	(1,092)	(71,955)	(157,703)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,557,034	$2,162,816	$2,079,986	$2,137,049	$19,286	$32,591	$548,696	$ 671,641
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 73,968	$ 13,506	$ 13,921	$ 26,513	$ 20,251	$ –	$ 5,690	$ 45,286
Investment Income	73,968	13,506	13,921	26,513	20,251	–	5,690	45,286
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	86,773	3,285	25,444	99,270	12,735	–	82,229	–
Net realized gain (loss) on investments	37,222	17,988	31,548	(1,266)	(8,183)	1,207	(17,910)	56,624
Net change in unrealized appreciation (depreciation) on investments	757,982	38,206	600,600	302,741	(55,815)	4,207	213,642	44,994
Net gain (loss) on investments	881,977	59,479	657,592	400,745	(51,263)	5,414	277,961	101,618
EXPENSES
Mortality and expense risk charge (Note 3)	(60,415)	(18,225)	(16,701)	(24,607)	(11,061)	(1,964)	(11,317)	(28,388)
Total Expenses	(60,415)	(18,225)	(16,701)	(24,607)	(11,061)	(1,964)	(11,317)	(28,388)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$895,530	$ 54,760	$654,812	$402,651	$(42,073)	$ 3,450	$272,334	$118,516
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2020
	WELLS FARGO VT ADVANTAGE DISCOVERY FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ –	$ 8,890,359
Investment Income	–	8,890,359
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	3,978,963	9,394,228
Net realized gain (loss) on investments	2,001,366	(599,209)
Net change in unrealized appreciation (depreciation) on investments	18,236,014	36,131,199
Net gain (loss) on investments	24,216,343	44,926,218
EXPENSES
Mortality and expense risk charge (Note 3)	(557,902)	(5,764,439)
Total Expenses	(557,902)	(5,764,439)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,658,441	$48,052,138
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$ –	$ 30,450	$ 368,433	$ 82,384	$ 5,087	$ 127,502	$ 943	$ 6,150
Capital gain distribution	33,063	16,936	283,265	958,814	–	332,030	3,955	172,135
Net realized gain (loss) on investments	(17,657)	(23,451)	(153,968)	2,091,870	8,029	154,982	10,790	388,895
Net change in unrealized appreciation (depreciation) on investments	92,319	173,050	1,527,816	14,448,898	57,254	(98,336)	75,684	3,113,135
Mortality and expense risk charge (Note 3)	(3,262)	(17,558)	(272,540)	(472,834)	(1,781)	(99,677)	(4,797)	(189,247)
Net increase (decrease) in net assets resulting from operations	104,463	179,427	1,753,006	17,109,132	68,589	416,501	86,575	3,491,068
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	6,667	545,740	1,572,637	2,135,444	283,541	575,009	123,113	1,058,263
Net transfer from (to) fixed accumulation account	(86,872)	(55,342)	(732,400)	(1,371,570)	45,290	(249,357)	(57,911)	(275,606)
Transfer between funds	(15,277)	(17,030)	600,363	1,364,853	45,113	667,530	(10,363)	(161,692)
Payments to contract owners	(57,064)	(128,466)	(1,402,771)	(2,055,142)	(29,285)	(909,912)	(48,416)	(788,327)
Annual maintenance charge (Note 3)	(165)	(501)	(5,625)	(35,822)	(12)	(4,203)	(180)	(3,244)
Surrender charges (Note 3)	–	–	(9,838)	(18,387)	–	(5,759)	–	(4,913)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(152,711)	344,401	22,366	19,376	344,647	73,308	6,243	(175,519)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,248)	523,828	1,775,372	17,128,508	413,236	489,809	92,818	3,315,549
Net Assets:
Beginning of year	360,234	1,269,498	24,588,938	34,151,067	–	8,802,229	413,100	15,828,446
End of year	$ 311,986	$1,793,326	$26,364,310	$51,279,575	$413,236	$9,292,038	$505,918	$19,143,995
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	AMERICAN FUNDS IS U.S. GOVERNMENT /AAA- RATED SECURITIES FUND	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I
OPERATIONS
Investment Income	$ 10,607	$ 55,817	$ 59,476	$ 1,362,368	$ 3,867	$ 2,883,729	$ 37,934	$ –
Capital gain distribution	878	–	–	7,757,519	–	8,462,786	78,278	119,048
Net realized gain (loss) on investments	351	(11,101)	(3,052)	(770,907)	(35,731)	(358,708)	10,208	59,581
Net change in unrealized appreciation (depreciation) on investments	(6,699)	32,289	38,713	6,597,394	(10,698)	20,502,028	198,510	318,658
Mortality and expense risk charge (Note 3)	(2,646)	(13,227)	(14,309)	(1,583,705)	(686)	(2,879,739)	(19,696)	(12,870)
Net increase (decrease) in net assets resulting from operations	2,491	63,778	80,828	13,362,669	(43,248)	28,610,096	305,234	484,417
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	760,100	317,197	82,801	5,396,782	76,145	9,009,847	1,680,051	71,122
Net transfer from (to) fixed accumulation account	1,779	(115,822)	212,501	(4,579,319)	1,476	(8,486,274)	77,326	236,803
Transfer between funds	121,951	33,145	98,039	560,508	(182,726)	(1,001,034)	334,279	781,052
Payments to contract owners	(35,728)	(91,897)	(62,765)	(7,001,818)	–	(12,327,883)	(23,730)	(65,981)
Annual maintenance charge (Note 3)	(2)	(373)	(225)	(10,483)	(5)	(37,364)	(713)	(100)
Surrender charges (Note 3)	–	–	(150)	(10,743)	–	(15,686)	–	(326)
Mortality guarantee adjustment	–	–	–	1,042	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	848,100	142,250	330,201	(5,644,031)	(105,110)	(12,858,394)	2,067,213	1,022,570
TOTAL INCREASE (DECREASE) IN NET ASSETS	850,591	206,028	411,029	7,718,638	(148,358)	15,751,702	2,372,447	1,506,987
Net Assets:
Beginning of year	–	1,053,005	1,063,894	150,285,521	148,358	261,616,942	648,917	429,267
End of year	$850,591	$1,259,033	$1,474,923	$158,004,159	$ –	$277,368,644	$3,021,364	$1,936,254
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 5,171	$ 20,214	$ 2,984	$ 19,807	$ 120,071	$ 6,867	$ 13,133	$ 189,571
Capital gain distribution	–	96,770	23,619	64,284	498,680	19,119	44,381	876,014
Net realized gain (loss) on investments	(28,868)	(14,264)	(13,680)	21,797	198,306	939	402	422,107
Net change in unrealized appreciation (depreciation) on investments	53,302	143,631	8,810	161,795	979,661	62,483	158,378	2,443,599
Mortality and expense risk charge (Note 3)	(3,085)	(21,838)	(3,632)	(19,957)	(140,160)	(5,779)	(13,700)	(253,476)
Net increase (decrease) in net assets resulting from operations	26,520	224,513	18,101	247,726	1,656,558	83,629	202,594	3,677,815
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	113,874	80,045	4,616	183,735	1,269,292	140,037	283,314	2,103,936
Net transfer from (to) fixed accumulation account	(6,567)	(52,907)	(195,952)	68,409	(563,002)	58,006	23,148	(644,519)
Transfer between funds	(17,445)	999	–	–	(194,521)	(30,634)	–	546,159
Payments to contract owners	(2,263)	(73,268)	(139,021)	(136,318)	(202,668)	(7,502)	(35,869)	(493,124)
Annual maintenance charge (Note 3)	(69)	(850)	(231)	(584)	(7,650)	(190)	(477)	(16,824)
Surrender charges (Note 3)	–	(915)	–	–	(2,260)	–	–	(9,900)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	87,530	(46,896)	(330,588)	115,242	299,191	159,717	270,116	1,485,728
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,050	177,617	(312,487)	362,968	1,955,749	243,346	472,710	5,163,543
Net Assets:
Beginning of year	259,497	1,952,675	559,303	1,462,006	11,530,280	381,000	1,011,636	19,875,279
End of year	$373,547	$2,130,292	$ 246,816	$1,824,974	$13,486,029	$624,346	$1,484,346	$25,038,822
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 2,780	$ 4,102	$ 119,343	$ 1,449	$ 6	$ 187	$ 1	$ 256
Capital gain distribution	12,277	12,968	655,295	11,931	19	722	4	1,301
Net realized gain (loss) on investments	1,482	564	156,569	8,131	1	5,102	–	37
Net change in unrealized appreciation (depreciation) on investments	35,969	58,916	1,981,223	8,369	195	1,256	39	2,660
Mortality and expense risk charge (Note 3)	(3,192)	(4,118)	(179,525)	(2,316)	(7)	(146)	(1)	(98)
Net increase (decrease) in net assets resulting from operations	49,316	72,432	2,732,905	27,564	214	7,121	43	4,156
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	83,143	154,388	1,914,747	5,900	–	1,425	–	–
Net transfer from (to) fixed accumulation account	(43,851)	(5,200)	(166,761)	(3,117)	240	116,649	–	8,117
Transfer between funds	–	–	223,872	(1,098)	360	26,431	121	30,584
Payments to contract owners	–	(2,937)	(279,119)	(161,622)	–	(121,209)	–	(5,565)
Annual maintenance charge (Note 3)	(195)	(171)	(23,896)	(444)	–	–	–	–
Surrender charges (Note 3)	–	–	(5,672)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	39,097	146,080	1,663,171	(160,381)	600	23,296	121	33,136
TOTAL INCREASE (DECREASE) IN NET ASSETS	88,413	218,512	4,396,076	(132,817)	814	30,417	164	37,292
Net Assets:
Beginning of year	233,969	265,833	13,777,335	305,327	–	–	–	–
End of year	$322,382	$484,345	$18,173,411	$ 172,510	$814	$ 30,417	$164	$37,292
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM INCOME PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
OPERATIONS
Investment Income	$ 6,313	$ 46,437	$ 117,898	$ 415,695	$ 318,954	$ 168,962	$ 8,435,928	$ 820,578
Capital gain distribution	5,565	32,436	253,731	1,101,230	959,486	775,353	1,841,174	15,050
Net realized gain (loss) on investments	830	(40,445)	40,619	(466,466)	64,310	105,923	18,082,536	249,474
Net change in unrealized appreciation (depreciation) on investments	28,466	286,703	1,141,451	5,360,119	4,903,446	3,100,403	65,800,050	2,352,915
Mortality and expense risk charge (Note 3)	(4,595)	(55,630)	(143,891)	(542,997)	(480,207)	(290,114)	(6,726,719)	(484,994)
Net increase (decrease) in net assets resulting from operations	36,579	269,501	1,409,808	5,867,581	5,765,989	3,860,527	87,432,969	2,953,023
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	240,132	198,188	877,715	3,418,167	3,100,052	2,226,435	19,091,193	2,114,948
Net transfer from (to) fixed accumulation account	39,498	(293,840)	(200,756)	(1,008,346)	(276,416)	(517,823)	(20,278,863)	(1,257,766)
Transfer between funds	4,145	4,225	(232,499)	(598,361)	(559,989)	(475,305)	(7,357,625)	1,474,192
Payments to contract owners	(36,145)	(504,182)	(1,233,319)	(2,623,776)	(1,988,885)	(1,141,129)	(28,705,616)	(2,489,689)
Annual maintenance charge (Note 3)	(120)	(2,076)	(10,032)	(40,335)	(35,478)	(26,785)	(272,851)	(16,049)
Surrender charges (Note 3)	–	(744)	(8,781)	(37,049)	(17,109)	(15,916)	(34,772)	(11,465)
Mortality guarantee adjustment	–	–	–	–	–	–	2,446	621
Net increase (decrease) in net assets resulting from contract owners; transactions	247,510	(598,429)	(807,672)	(889,700)	222,175	49,477	(37,556,088)	(185,208)
TOTAL INCREASE (DECREASE) IN NET ASSETS	284,089	(328,928)	602,136	4,977,881	5,988,164	3,910,004	49,876,881	2,767,815
Net Assets:
Beginning of year	272,797	5,181,337	12,025,294	45,193,514	39,551,412	23,891,048	566,564,377	38,708,061
End of year	$556,886	$4,852,409	$12,627,430	$50,171,395	$45,539,576	$27,801,052	$616,441,258	$41,475,876
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
OPERATIONS
Investment Income	$ 145,578	$ 373,487	$ 396	$ 168	$ 311,077	$ 20,348	$ –	$ 2,723
Capital gain distribution	285,374	840,129	–	16,678	2,508,673	–	1,179,614	24,707
Net realized gain (loss) on investments	636,815	(615,495)	–	(53)	2,660,854	(260,139)	613,441	(52,685)
Net change in unrealized appreciation (depreciation) on investments	8,796,092	(2,086,962)	–	51,334	4,039,504	496,451	3,982,245	36,586
Mortality and expense risk charge (Note 3)	(805,900)	(231,230)	(1,431)	(2,561)	(497,792)	(30,728)	(117,369)	(3,885)
Net increase (decrease) in net assets resulting from operations	9,057,959	(1,720,071)	(1,035)	65,566	9,022,316	225,932	5,657,931	7,446
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,273,888	1,306,544	48,050	144,255	1,217,478	252,648	522,209	166,012
Net transfer from (to) fixed accumulation account	(1,951,092)	(434,332)	4	28,205	(1,770,381)	177,216	(514,083)	(82,740)
Transfer between funds	(1,662,541)	609,144	33,389	1,443	(233,356)	106,564	(492,073)	12,483
Payments to contract owners	(3,414,111)	(1,199,692)	(7,634)	(8,643)	(2,032,491)	(150,999)	(478,750)	(64,610)
Annual maintenance charge (Note 3)	(8,738)	(1,930)	(51)	(77)	(13,497)	(264)	(4,869)	(82)
Surrender charges (Note 3)	(6,708)	(8,659)	–	–	(7,354)	(2,397)	(5,807)	–
Mortality guarantee adjustment	(7,409)	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(3,776,711)	271,075	73,758	165,183	(2,839,601)	382,768	(973,373)	31,063
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,281,248	(1,448,996)	72,723	230,749	6,182,715	608,700	4,684,558	38,509
Net Assets:
Beginning of year	69,603,439	21,477,480	76,808	84,363	40,927,238	2,876,427	8,614,674	377,191
End of year	$74,884,687	$20,028,484	$149,531	$315,112	$47,109,953	$3,485,127	$13,299,232	$415,700
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY PORTFOLIO INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS IA	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 11,812	$ 2,417	$ 45,763	$ –	$ 5,454	$ –	$ 13,066	$ 188,541
Capital gain distribution	12,457	8,184	189,010	6,510	72,407	70,762	3,733	132,040
Net realized gain (loss) on investments	3,114	(1,450)	(94,693)	516	19,065	49,972	(17,573)	(188,474)
Net change in unrealized appreciation (depreciation) on investments	183,404	8,828	12,552	19,691	216,649	393,300	544,200	471,870
Mortality and expense risk charge (Note 3)	(10,654)	(2,319)	(51,088)	(471)	(11,852)	(21,808)	(33,289)	(91,154)
Net increase (decrease) in net assets resulting from operations	200,133	15,660	101,544	26,246	301,723	492,226	510,137	512,823
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	63,886	74,868	335,771	110,034	628,598	682,862	643,379	2,531,960
Net transfer from (to) fixed accumulation account	76,524	1,075	(189,592)	(951)	208,723	(173,792)	(124,119)	248,133
Transfer between funds	723,219	7,245	3,371	7,109	227,953	(61,304)	36,166	559,276
Payments to contract owners	(58,779)	(7,222)	(299,377)	(1,441)	(143,394)	(201,641)	(104,733)	(454,502)
Annual maintenance charge (Note 3)	–	(46)	(425)	(6)	(1,323)	(805)	(3,700)	(7,703)
Surrender charges (Note 3)	–	–	(3,193)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	804,850	75,920	(153,445)	114,745	920,557	245,320	446,993	2,877,164
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,004,983	91,580	(51,901)	140,991	1,222,280	737,546	957,130	3,389,987
Net Assets:
Beginning of year	487,374	168,187	4,859,435	–	345,988	1,553,481	2,522,951	6,638,411
End of year	$1,492,357	$259,767	$4,807,534	$140,991	$1,568,268	$2,291,027	$3,480,081	$10,028,398
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 23,269	$ 43,330	$ –	$ 19,089	$ –	$ 79,692	$ 36,998	$ 8,472
Capital gain distribution	10,055	–	689,625	–	1,205,066	33,866	–	39,237
Net realized gain (loss) on investments	(16,288)	–	287,554	2,795	194,585	19,338	(43,163)	(18,454)
Net change in unrealized appreciation (depreciation) on investments	(39,567)	–	4,439,517	134,539	2,094,748	53,917	269,486	350,117
Mortality and expense risk charge (Note 3)	(12,683)	(212,917)	(195,065)	(17,418)	(89,419)	(40,999)	(26,525)	(21,722)
Net increase (decrease) in net assets resulting from operations	(35,214)	(169,587)	5,221,631	139,005	3,404,980	145,814	236,796	357,650
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	266,811	778,396	5,204,160	210,527	2,300,383	912,972	575,370	478,096
Net transfer from (to) fixed accumulation account	(43,296)	(1,073,596)	(720,598)	(26,654)	(124,335)	(39,766)	7,084	12,831
Transfer between funds	66,925	4,390,309	286	(143,720)	102,093	155,809	32,990	103,962
Payments to contract owners	(39,659)	(2,729,018)	(949,897)	(47,793)	(312,019)	(166,090)	(198,246)	(133,561)
Annual maintenance charge (Note 3)	(1,267)	(4,468)	(25,571)	(1,180)	(9,915)	(2,515)	(2,369)	(2,478)
Surrender charges (Note 3)	–	(18,520)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	249,514	1,343,103	3,508,380	(8,820)	1,956,207	860,410	414,829	458,850
TOTAL INCREASE (DECREASE) IN NET ASSETS	214,300	1,173,516	8,730,011	130,185	5,361,187	1,006,224	651,625	816,500
Net Assets:
Beginning of year	1,011,216	17,186,054	12,241,190	1,346,883	5,018,053	2,894,086	2,058,974	1,602,653
End of year	$1,225,516	$18,359,570	$20,971,201	$1,477,068	$10,379,240	$3,900,310	$2,710,599	$2,419,153
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
OPERATIONS
Investment Income	$ 59,434	$ 17,028	$ 394,493	$ 1,084,098	$ 245,520	$ 74,685	$ 164,830	$ 3,943
Capital gain distribution	15,315	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(5,177)	(6,106)	(203,006)	662,018	(44,355)	(16,783)	159,445	–
Net change in unrealized appreciation (depreciation) on investments	56,225	(23,317)	(481,821)	10,626,110	1,235,073	550,050	3,748,881	–
Mortality and expense risk charge (Note 3)	(24,059)	(2,720)	(59,437)	(739,711)	(124,103)	(40,326)	(139,261)	(17,150)
Net increase (decrease) in net assets resulting from operations	101,738	(15,115)	(349,771)	11,632,515	1,312,135	567,626	3,933,895	(13,207)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	438,551	7,771	307,184	17,907,563	2,306,295	869,599	2,852,142	920,513
Net transfer from (to) fixed accumulation account	(21,946)	(30,876)	(77,878)	542,975	101,848	(23,027)	(43,891)	(41,127)
Transfer between funds	63,009	18,963	(86,215)	1,262,503	396,897	103,422	133,106	977,620
Payments to contract owners	(70,878)	(44,811)	(517,699)	(2,830,965)	(434,867)	(168,406)	(608,450)	(301,645)
Annual maintenance charge (Note 3)	(1,637)	(77)	(1,115)	(71,262)	(9,964)	(4,501)	(13,070)	(1,341)
Surrender charges (Note 3)	–	–	(1,522)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	407,099	(49,030)	(377,245)	16,810,814	2,360,209	777,087	2,319,837	1,554,020
TOTAL INCREASE (DECREASE) IN NET ASSETS	508,837	(64,145)	(727,016)	28,443,329	3,672,344	1,344,713	6,253,732	1,540,813
Net Assets:
Beginning of year	1,724,420	273,922	5,502,638	49,256,307	9,369,074	2,937,988	9,739,191	717,233
End of year	$2,233,257	$209,777	$4,775,622	$77,699,636	$13,041,418	$4,282,701	$15,992,923	$2,258,046
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
OPERATIONS
Investment Income	$ 404,370	$ 15,642	$ 236,781	$ 73,142	$ 151,552	$ 133,908	$ 254,340	$ 333,751
Capital gain distribution	–	633,954	–	463,935	–	386,357	415,439	190,448
Net realized gain (loss) on investments	(47,102)	74,462	(14,588)	(133,516)	81,168	31,673	76,055	49,512
Net change in unrealized appreciation (depreciation) on investments	116,848	1,953,625	(368,195)	298,075	2,473,118	363,104	1,071,679	2,098,618
Mortality and expense risk charge (Note 3)	(102,818)	(98,539)	(69,138)	(52,491)	(125,125)	(91,570)	(152,986)	(191,626)
Net increase (decrease) in net assets resulting from operations	371,298	2,579,144	(215,140)	649,145	2,580,713	823,472	1,664,527	2,480,703
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,165,808	2,453,816	1,421,225	1,101,737	2,998,694	2,092,350	4,349,626	7,448,283
Net transfer from (to) fixed accumulation account	(234,375)	126,911	(96,010)	101,271	125,977	(422,953)	(180,856)	161,640
Transfer between funds	(348,759)	(36,669)	473,748	210,019	429,720	155,236	243,593	(503,903)
Payments to contract owners	(367,295)	(546,351)	(355,144)	(235,746)	(456,991)	(523,881)	(461,124)	(387,828)
Annual maintenance charge (Note 3)	(8,626)	(9,482)	(5,546)	(4,196)	(11,545)	(3,297)	(12,494)	(20,942)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,206,753	1,988,225	1,438,273	1,173,085	3,085,855	1,297,455	3,938,745	6,697,250
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,578,051	4,567,369	1,223,133	1,822,230	5,666,568	2,120,927	5,603,272	9,177,953
Net Assets:
Beginning of year	7,843,332	6,421,727	5,424,965	3,954,235	8,630,948	6,678,005	10,441,114	11,809,704
End of year	$9,421,383	$10,989,096	$6,648,098	$5,776,465	$14,297,516	$8,798,932	$16,044,386	$20,987,657
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
OPERATIONS
Investment Income	$ 347,452	$ 268,339	$ 237,006	$ 237,912	$ 3,988	$ 5,254	$ 110,319	$ 282,477
Capital gain distribution	187,566	72,359	43,426	30,863	532	870	142,119	26,055
Net realized gain (loss) on investments	17,308	29,067	58,022	67,283	780	178	23,532	86,879
Net change in unrealized appreciation (depreciation) on investments	2,200,768	1,942,392	1,875,590	1,927,611	14,524	27,381	344,681	433,933
Mortality and expense risk charge (Note 3)	(196,060)	(149,341)	(134,058)	(126,620)	(538)	(1,092)	(71,955)	(157,703)
Net increase (decrease) in net assets resulting from operations	2,557,034	2,162,816	2,079,986	2,137,049	19,286	32,591	548,696	671,641
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	6,834,394	6,125,958	4,767,570	5,899,492	206,912	308,959	2,820,407	5,324,230
Net transfer from (to) fixed accumulation account	133,484	510,740	(107,170)	(108,204)	14,457	229	324,208	416,664
Transfer between funds	544,424	(118,609)	166,099	3,311	20,592	458	553,935	963,550
Payments to contract owners	(603,748)	(448,010)	(367,120)	(315,047)	(8,796)	(69)	(369,783)	(755,699)
Annual maintenance charge (Note 3)	(28,353)	(32,957)	(33,545)	(52,394)	(16)	–	(2,025)	(9,068)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	6,880,201	6,037,122	4,425,834	5,427,158	233,149	309,577	3,326,742	5,939,677
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,437,235	8,199,938	6,505,820	7,564,207	252,435	342,168	3,875,438	6,611,318
Net Assets:
Beginning of year	12,609,087	8,679,782	8,571,409	7,269,361	–	–	4,319,974	9,591,411
End of year	$22,046,322	$16,879,720	$15,077,229	$14,833,568	$252,435	$342,168	$8,195,412	$16,202,729
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
OPERATIONS
Investment Income	$ 73,968	$ 13,506	$ 13,921	$ 26,513	$ 20,251	$ –	$ 5,690	$ 45,286
Capital gain distribution	86,773	3,285	25,444	99,270	12,735	–	82,229	–
Net realized gain (loss) on investments	37,222	17,988	31,548	(1,266)	(8,183)	1,207	(17,910)	56,624
Net change in unrealized appreciation (depreciation) on investments	757,982	38,206	600,600	302,741	(55,815)	4,207	213,642	44,994
Mortality and expense risk charge (Note 3)	(60,415)	(18,225)	(16,701)	(24,607)	(11,061)	(1,964)	(11,317)	(28,388)
Net increase (decrease) in net assets resulting from operations	895,530	54,760	654,812	402,651	(42,073)	3,450	272,334	118,516
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,866,537	1,037,367	452,163	596,091	202,163	381,427	214,305	1,066,180
Net transfer from (to) fixed accumulation account	(159,411)	(63,902)	(163,330)	(44,774)	(33,355)	43,061	(43,775)	(87,927)
Transfer between funds	(25,443)	1,023,242	(83,103)	(42,597)	67,562	25,956	(4,196)	63,105
Payments to contract owners	(172,423)	(33,739)	(123,193)	(44,806)	(23,262)	–	(33,700)	(372,560)
Annual maintenance charge (Note 3)	(1,371)	(580)	(440)	(552)	(246)	(11)	(323)	(563)
Surrender charges (Note 3)	–	(321)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,507,889	1,962,067	82,097	463,362	212,862	450,433	132,311	668,235
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,403,419	2,016,827	736,909	866,013	170,789	453,883	404,645	786,751
Net Assets:
Beginning of year	3,999,250	634,224	1,152,967	1,753,495	856,258	–	777,830	1,806,659
End of year	$6,402,669	$2,651,051	$1,889,876	$2,619,508	$1,027,047	$453,883	$1,182,475	$2,593,410
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	WELLS FARGO VT ADVANTAGE DISCOVERY FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ –	$ 8,890,359
Capital gain distribution	3,978,963	9,394,228
Net realized gain (loss) on investments	2,001,366	(599,209)
Net change in unrealized appreciation (depreciation) on investments	18,236,014	36,131,199
Mortality and expense risk charge (Note 3)	(557,902)	(5,764,439)
Net increase (decrease) in net assets resulting from operations	23,658,441	48,052,138
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,436,510	15,506,513
Net transfer from (to) fixed accumulation account	(2,047,652)	(16,767,775)
Transfer between funds	119,832	(7,461,146)
Payments to contract owners	(2,064,150)	(24,518,738)
Annual maintenance charge (Note 3)	(12,853)	(234,994)
Surrender charges (Note 3)	(8,327)	(17,082)
Mortality guarantee adjustment	(8,243)	(63,216)
Net increase (decrease) in net assets resulting from contract owners; transactions	(2,584,883)	(33,556,438)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,073,558	14,495,700
Net Assets:
Beginning of year	40,914,448	501,294,259
End of year	$61,988,006	$515,789,959
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	ALGER MID CAP GROWTH PORTFOLIO I-2	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I
OPERATIONS
Investment Income	$ –	$ 25,003	$ 436,507	$ 173,595	$ 183,388	$ 4,294	$ 111,083	$ 43,631
Capital gain distribution	38,728	61,669	1,789,735	3,196,433	336,532	10,186	555,300	–
Net realized gain (loss) on investments	(6,059)	(32,731)	3,652	302,029	63,927	(7,825)	254,725	(1,215)
Net change in unrealized appreciation (depreciation) on investments	43,669	131,441	2,004,732	4,115,083	708,416	62,238	2,628,616	63,483
Mortality and expense risk charge (Note 3)	(4,175)	(11,531)	(262,773)	(356,118)	(92,474)	(3,523)	(173,354)	(9,547)
Net increase (decrease) in net assets resulting from operations	72,163	173,851	3,971,853	7,431,022	1,199,789	65,370	3,376,370	96,352
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	121,096	534,752	1,525,427	2,227,198	517,149	134,041	1,063,914	577,458
Net transfer from (to) fixed accumulation account	4,363	(100,712)	(453,040)	(947,315)	(268,562)	(7,026)	(224,566)	(16,684)
Transfer between funds	(862)	62,813	661,323	1,871,623	588,267	49,806	153,896	(11,151)
Payments to contract owners	(53,363)	(78,683)	(927,688)	(1,147,512)	(318,617)	(3,548)	(740,955)	(157,172)
Annual maintenance charge (Note 3)	(110)	(296)	(8,320)	(26,076)	(4,909)	(131)	(4,255)	(220)
Surrender charges (Note 3)	–	–	(11,505)	(14,397)	(2,465)	–	(6,962)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	71,124	417,874	786,197	1,963,521	510,863	173,142	241,072	392,231
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,287	591,725	4,758,050	9,394,543	1,710,652	238,512	3,617,442	488,583
Net Assets:
Beginning of year	216,947	677,773	19,830,888	24,756,524	7,091,577	174,588	12,211,004	564,422
End of year	$360,234	$1,269,498	$24,588,938	$34,151,067	$8,802,229	$413,100	$15,828,446	$1,053,005
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 46,006	$ 1,243,400	$ –	$ 2,896,937	$ 4,720	$ –	$ 3,602	$ 37,784
Capital gain distribution	–	11,864,949	–	17,366,444	10,866	29,793	6,329	113,413
Net realized gain (loss) on investments	(5,551)	643,212	86	1,079,764	567	(96)	(2,671)	(22,431)
Net change in unrealized appreciation (depreciation) on investments	64,244	14,487,540	10,698	34,196,367	10,949	(9,373)	36,478	144,009
Mortality and expense risk charge (Note 3)	(10,269)	(1,758,764)	(610)	(3,083,273)	(1,971)	(1,931)	(2,812)	(20,040)
Net increase (decrease) in net assets resulting from operations	94,430	26,480,337	10,174	52,456,239	25,131	18,393	40,926	252,735
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	115,384	5,570,690	127,036	9,484,879	619,748	19,238	44,553	100,471
Net transfer from (to) fixed accumulation account	54,717	(4,359,852)	5,094	(7,641,076)	(17,722)	37,820	(2,112)	138,484
Transfer between funds	399,528	327,992	8,186	(1,263,470)	21,762	357,990	6,531	341,343
Payments to contract owners	(80,469)	(7,276,061)	(2,132)	(13,882,747)	–	(4,055)	(7,595)	(224,974)
Annual maintenance charge (Note 3)	(150)	(15,359)	–	(44,689)	(2)	(25)	(61)	(875)
Surrender charges (Note 3)	(868)	(14,433)	–	(22,433)	–	(94)	–	(2,534)
Mortality guarantee adjustment	–	2,885	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	488,142	(5,764,138)	138,184	(13,369,536)	623,786	410,874	41,316	351,915
TOTAL INCREASE (DECREASE) IN NET ASSETS	582,572	20,716,199	148,358	39,086,703	648,917	429,267	82,242	604,650
Net Assets:
Beginning of year	481,322	129,569,322	–	222,530,239	–	–	177,255	1,348,025
End of year	$1,063,894	$150,285,521	$148,358	$261,616,942	$648,917	$429,267	$259,497	$1,952,675
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$ 10,913	$ 28,252	$ 191,332	$ 7,068	$ 16,684	$ 286,202	$ 3,821	$ 4,192
Capital gain distribution	26,355	29,158	282,583	9,788	20,731	506,830	2,119	7,899
Net realized gain (loss) on investments	(3,429)	1,873	239,354	1,241	(5,447)	145,940	19	(40)
Net change in unrealized appreciation (depreciation) on investments	59,935	169,035	1,255,634	48,039	146,139	3,006,791	17,544	45,104
Mortality and expense risk charge (Note 3)	(6,553)	(15,260)	(123,966)	(3,881)	(9,717)	(203,169)	(1,261)	(2,904)
Net increase (decrease) in net assets resulting from operations	87,221	213,058	1,844,937	62,255	168,390	3,742,594	22,242	54,251
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	102,263	424,100	1,214,787	101,492	364,605	2,109,345	165,765	10,804
Net transfer from (to) fixed accumulation account	(69,234)	(3,805)	118,547	(5,216)	(46)	(106,593)	–	2,695
Transfer between funds	(579)	–	723,885	–	–	892,626	–	–
Payments to contract owners	(8,258)	(64,044)	(1,247,301)	(21,609)	(92,500)	(634,687)	–	(112)
Annual maintenance charge (Note 3)	(183)	(355)	(8,324)	(161)	(302)	(18,357)	(68)	(170)
Surrender charges (Note 3)	–	–	(23,445)	–	–	(8,220)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	24,009	355,896	778,149	74,506	271,757	2,234,114	165,697	13,217
TOTAL INCREASE (DECREASE) IN NET ASSETS	111,230	568,954	2,623,086	136,761	440,147	5,976,708	187,939	67,468
Net Assets:
Beginning of year	448,073	893,052	8,907,194	244,239	571,489	13,898,571	46,030	198,365
End of year	$559,303	$1,462,006	$11,530,280	$381,000	$1,011,636	$19,875,279	$233,969	$265,833
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM INCOME PORTFOLIO	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2
OPERATIONS
Investment Income	$ 192,521	$ 4,879	$ 5,323	$ 89,497	$ 179,313	$ 581,657	$ 447,597	$ 228,874
Capital gain distribution	373,530	4,973	384	203,675	1,070,364	6,439,452	4,518,911	3,155,201
Net realized gain (loss) on investments	71,977	918	9,245	(39,987)	(43,482)	(389,543)	1,580	(13,666)
Net change in unrealized appreciation (depreciation) on investments	2,169,078	30,917	2,042	259,084	637,689	1,009,981	2,353,332	1,467,944
Mortality and expense risk charge (Note 3)	(141,711)	(2,169)	(3,234)	(62,483)	(136,391)	(505,560)	(441,695)	(256,076)
Net increase (decrease) in net assets resulting from operations	2,665,395	39,518	13,760	449,786	1,707,493	7,135,987	6,879,725	4,582,277
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,847,525	159,425	663,252	495,531	824,080	4,010,933	3,292,962	2,385,323
Net transfer from (to) fixed accumulation account	(59,516)	5,776	673	39,944	(308,886)	(981,738)	(253,126)	(226,766)
Transfer between funds	309,475	(850)	1,572	(189,047)	(14,219)	(579,371)	(970,306)	(260,036)
Payments to contract owners	(240,100)	(22,106)	(408,821)	(664,812)	(1,011,687)	(2,661,486)	(1,958,456)	(687,290)
Annual maintenance charge (Note 3)	(25,288)	(206)	(1)	(2,383)	(11,296)	(45,246)	(39,660)	(29,223)
Surrender charges (Note 3)	(6,560)	–	–	(4,064)	(18,257)	(25,346)	(20,861)	(18,546)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,825,536	142,039	256,675	(324,831)	(540,265)	(282,254)	50,553	1,163,462
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,490,931	181,557	270,435	124,955	1,167,228	6,853,733	6,930,278	5,745,739
Net Assets:
Beginning of year	9,286,404	123,770	2,362	5,056,382	10,858,066	38,339,781	32,621,134	18,145,309
End of year	$13,777,335	$305,327	$ 272,797	$5,181,337	$12,025,294	$45,193,514	$39,551,412	$23,891,048
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A
OPERATIONS
Investment Income	$ 9,208,045	$ 966,812	$ 992,731	$ 318,022	$ 1,400	$ 69	$ 318,366	$ 29,083
Capital gain distribution	7,818,624	125	2,311,010	429,779	–	181	2,611,790	153,298
Net realized gain (loss) on investments	19,632,643	9,125	(302,080)	(209,452)	–	4	1,640,981	(109,421)
Net change in unrealized appreciation (depreciation) on investments	102,547,409	2,415,375	12,498,693	3,594,667	–	5,597	5,540,480	383,855
Mortality and expense risk charge (Note 3)	(6,448,958)	(460,979)	(793,198)	(253,197)	(840)	(358)	(457,804)	(33,197)
Net increase (decrease) in net assets resulting from operations	132,757,763	2,930,458	14,707,156	3,879,819	560	5,493	9,653,813	423,618
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	20,074,324	2,158,453	3,460,568	1,370,746	27,164	72,360	1,271,677	258,191
Net transfer from (to) fixed accumulation account	(17,540,428)	(508,394)	(1,601,563)	(484,979)	(3)	3,525	(1,093,552)	(34,216)
Transfer between funds	(1,898,386)	364,979	(353,203)	(340,028)	5,424	2,988	220,265	(70,651)
Payments to contract owners	(28,153,965)	(2,472,360)	(3,915,825)	(1,129,932)	–	–	(1,637,334)	(130,501)
Annual maintenance charge (Note 3)	(299,892)	(17,398)	(8,844)	(6,415)	(25)	(3)	(10,099)	(275)
Surrender charges (Note 3)	(41,584)	(9,883)	(10,626)	(9,932)	–	–	(5,527)	(2,718)
Mortality guarantee adjustment	2,035	546	2,059	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(27,857,896)	(484,057)	(2,427,434)	(600,540)	32,560	78,870	(1,254,570)	19,830
TOTAL INCREASE (DECREASE) IN NET ASSETS	104,899,867	2,446,401	12,279,722	3,279,279	33,120	84,363	8,399,243	443,448
Net Assets:
Beginning of year	461,664,510	36,261,660	57,323,717	18,198,201	43,688	–	32,527,995	2,432,979
End of year	$566,564,377	$38,708,061	$69,603,439	$21,477,480	$76,808	$84,363	$40,927,238	$2,876,427
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	PUTNAM VT SUSTAINABLE LEADERS IA	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ –	$ 2,164	$ 2,628	$ 1,941	$ 43,496	$ –	$ –	$ 30,804
Capital gain distribution	797,736	48,068	29,128	12,783	375,937	–	38,065	–
Net realized gain (loss) on investments	280,337	(2,709)	(163)	(487)	8,781	184	63,400	(3,670)
Net change in unrealized appreciation (depreciation) on investments	1,064,435	9,037	4,477	19,076	688,415	27,420	208,380	451,717
Mortality and expense risk charge (Note 3)	(103,689)	(3,475)	(2,029)	(1,657)	(51,035)	(1,220)	(15,924)	(25,650)
Net increase (decrease) in net assets resulting from operations	2,038,819	53,085	34,041	31,656	1,065,594	26,384	293,921	453,201
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	586,912	116,258	26,603	52,987	318,681	297,178	678,095	567,787
Net transfer from (to) fixed accumulation account	(518,448)	(1,179)	15,934	(1,704)	(648)	10,405	21,924	(13,132)
Transfer between funds	102,374	51,148	410,796	(2,966)	65,806	12,041	13,095	65,200
Payments to contract owners	(332,041)	(3,842)	–	(7,521)	(214,397)	–	(333,669)	(135,934)
Annual maintenance charge (Note 3)	(4,398)	(71)	–	(29)	(1,150)	(20)	(348)	(2,860)
Surrender charges (Note 3)	(3,851)	–	–	–	(2,997)	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(169,452)	162,314	453,333	40,767	165,295	319,604	379,097	481,061
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,869,367	215,399	487,374	72,423	1,230,889	345,988	673,018	934,262
Net Assets:
Beginning of year	6,745,307	161,792	–	95,764	3,628,546	–	880,463	1,588,689
End of year	$8,614,674	$377,191	$487,374	$168,187	$4,859,435	$345,988	$1,553,481	$2,522,951
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 122,785	$ 21,227	$ 293,636	$ 22,452	$ 24,900	$ –	$ 64,370	$ 42,515
Capital gain distribution	307,388	47,639	–	190,838	–	518,939	–	–
Net realized gain (loss) on investments	(14,630)	269	–	17,209	85	25,900	1,526	(19,298)
Net change in unrealized appreciation (depreciation) on investments	636,710	102,328	–	1,988,762	52,579	477,921	115,898	321,893
Mortality and expense risk charge (Note 3)	(58,553)	(11,085)	(212,034)	(113,868)	(15,433)	(47,028)	(27,575)	(20,741)
Net increase (decrease) in net assets resulting from operations	993,700	160,378	81,602	2,105,393	62,131	975,732	154,219	324,369
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,659,146	239,246	846,319	4,673,311	307,671	1,774,355	1,110,459	628,442
Net transfer from (to) fixed accumulation account	(24,705)	(24,406)	(206,153)	149,911	8,122	29,429	(21,420)	(82,842)
Transfer between funds	131,700	10,831	1,236,773	78,794	(32,871)	169,282	16,238	29,165
Payments to contract owners	(121,289)	(38,530)	(2,842,567)	(513,176)	(49,510)	(116,075)	(102,985)	(81,502)
Annual maintenance charge (Note 3)	(4,624)	(1,119)	(5,122)	(13,270)	(1,037)	(4,387)	(1,597)	(1,886)
Surrender charges (Note 3)	–	–	(10,949)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,640,228	186,022	(981,699)	4,375,570	232,375	1,852,604	1,000,695	491,377
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,633,928	346,400	(900,097)	6,480,963	294,506	2,828,336	1,154,914	815,746
Net Assets:
Beginning of year	3,004,483	664,816	18,086,151	5,760,227	1,052,377	2,189,717	1,739,172	1,243,228
End of year	$6,638,411	$1,011,216	$17,186,054	$12,241,190	$1,346,883	$5,018,053	$2,894,086	$2,058,974
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 9,187	$ 48,325	$ 18,871	$ 393,161	$ 777,399	$ 251,717	$ 86,634	$ 111,104
Capital gain distribution	60,509	6,764	–	–	–	–	–	–
Net realized gain (loss) on investments	(5,509)	(2,407)	(397)	(95,144)	153,056	(1,307)	(14,405)	36,070
Net change in unrealized appreciation (depreciation) on investments	194,822	92,306	(13,668)	(192,420)	8,452,318	1,179,145	361,559	1,468,848
Mortality and expense risk charge (Note 3)	(15,419)	(17,402)	(3,300)	(68,183)	(449,328)	(92,235)	(29,932)	(91,263)
Net increase (decrease) in net assets resulting from operations	243,590	127,586	1,506	37,414	8,933,445	1,337,320	403,856	1,524,759
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	562,877	577,416	85,234	369,980	16,602,428	2,462,915	809,139	3,160,484
Net transfer from (to) fixed accumulation account	2,488	(23,039)	(3,263)	(101,338)	1,088,279	24,202	15,458	339,327
Transfer between funds	13,156	23,608	6,295	66,062	654,490	393,051	27,909	380,867
Payments to contract owners	(39,834)	(56,478)	(1,264)	(513,328)	(1,588,942)	(269,232)	(159,501)	(307,071)
Annual maintenance charge (Note 3)	(1,518)	(1,041)	(78)	(1,378)	(40,859)	(7,596)	(3,556)	(6,883)
Surrender charges (Note 3)	–	–	–	(3,091)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	537,169	520,466	86,924	(183,093)	16,715,396	2,603,340	689,449	3,566,724
TOTAL INCREASE (DECREASE) IN NET ASSETS	780,759	648,052	88,430	(145,679)	25,648,841	3,940,660	1,093,305	5,091,483
Net Assets:
Beginning of year	821,894	1,076,368	185,492	5,648,317	23,607,466	5,428,414	1,844,683	4,647,708
End of year	$1,602,653	$1,724,420	$273,922	$5,502,638	$49,256,307	$9,369,074	$2,937,988	$9,739,191
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 7,997	$ 340,908	$ 14,379	$ 160,732	$ 59,688	$ 102,325	$ 156,738	$ 241,262
Capital gain distribution	–	–	587,457	–	207,575	–	71,737	19,969
Net realized gain (loss) on investments	–	(10,565)	14,634	14,810	(36,188)	22,051	(1,369)	14,567
Net change in unrealized appreciation (depreciation) on investments	–	517,889	512,462	789,610	507,064	1,203,680	603,467	906,355
Mortality and expense risk charge (Note 3)	(4,943)	(78,101)	(60,882)	(53,797)	(38,131)	(78,323)	(65,379)	(87,350)
Net increase (decrease) in net assets resulting from operations	3,054	770,131	1,068,050	911,355	700,008	1,249,733	765,194	1,094,803
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	538,125	2,914,531	2,208,207	1,750,100	1,120,607	3,199,363	1,839,049	4,489,236
Net transfer from (to) fixed accumulation account	(46,083)	23,949	142,945	71,893	32,960	330,050	(119,308)	310,730
Transfer between funds	30,013	(6,811)	211,544	35,895	161,254	279,934	101,140	354,675
Payments to contract owners	(96,916)	(430,739)	(195,587)	(232,868)	(149,211)	(244,625)	(218,918)	(251,748)
Annual maintenance charge (Note 3)	(469)	(6,649)	(5,322)	(4,094)	(2,619)	(6,473)	(2,274)	(7,122)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	424,670	2,494,281	2,361,787	1,620,926	1,162,991	3,558,249	1,599,689	4,895,771
TOTAL INCREASE (DECREASE) IN NET ASSETS	427,724	3,264,412	3,429,837	2,532,281	1,862,999	4,807,982	2,364,883	5,990,574
Net Assets:
Beginning of year	289,509	4,578,920	2,991,890	2,892,684	2,091,236	3,822,966	4,313,122	4,450,540
End of year	$717,233	$7,843,332	$6,421,727	$5,424,965	$3,954,235	$8,630,948	$6,678,005	$10,441,114
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO
OPERATIONS
Investment Income	$ 273,947	$ 286,811	$ 191,126	$ 184,782	$ 154,667	$ 88,447	$ 205,326	$ 47,111
Capital gain distribution	–	–	–	–	–	4,974	–	61,685
Net realized gain (loss) on investments	21,681	15,055	25,810	22,218	13,042	(3,301)	5,962	27,483
Net change in unrealized appreciation (depreciation) on investments	1,180,824	1,497,379	880,108	957,708	791,981	257,427	373,741	591,119
Mortality and expense risk charge (Note 3)	(101,766)	(115,958)	(68,371)	(68,967)	(56,937)	(37,576)	(92,416)	(34,801)
Net increase (decrease) in net assets resulting from operations	1,374,686	1,683,287	1,028,673	1,095,741	902,753	309,971	492,613	692,597
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,400,121	4,776,427	4,569,172	4,201,900	4,021,506	2,068,219	3,597,823	1,553,944
Net transfer from (to) fixed accumulation account	(97,090)	366,986	(87,732)	133,422	54,444	(11,091)	255,439	(28,315)
Transfer between funds	206,848	3,729	170,220	34,588	34,188	45,977	169,132	57,604
Payments to contract owners	(210,905)	(496,008)	(47,770)	(117,791)	(210,248)	(329,575)	(377,206)	(157,208)
Annual maintenance charge (Note 3)	(10,987)	(14,951)	(14,658)	(17,901)	(22,595)	(1,030)	(5,786)	(856)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,287,987	4,636,183	4,589,232	4,234,218	3,877,295	1,772,500	3,639,402	1,425,169
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,662,673	6,319,470	5,617,905	5,329,959	4,780,048	2,082,471	4,132,015	2,117,766
Net Assets:
Beginning of year	5,147,031	6,289,617	3,061,877	3,241,450	2,489,313	2,237,503	5,459,396	1,881,484
End of year	$11,809,704	$12,609,087	$8,679,782	$8,571,409	$7,269,361	$4,319,974	$9,591,411	$3,999,250
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2019
	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WELLS FARGO VT ADVANTAGE DISCOVERY FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ –	$ 13,721	$ 17,488	$ 14,797	$ 2,049	$ 43,897	$ –	$ 8,038,904
Capital gain distribution	–	29,923	90,149	26,741	44,533	–	3,981,232	19,228,890
Net realized gain (loss) on investments	729	(11,285)	3,468	987	(9,016)	11,448	1,452,368	(219,531)
Net change in unrealized appreciation (depreciation) on investments	5,695	228,933	208,107	98,335	71,922	62,890	6,255,859	55,169,234
Mortality and expense risk charge (Note 3)	(2,839)	(12,393)	(16,311)	(7,448)	(6,283)	(18,825)	(462,741)	(6,019,181)
Net increase (decrease) in net assets resulting from operations	3,585	248,899	302,901	133,412	103,205	99,410	11,226,718	76,198,316
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	277,412	327,492	555,201	351,519	420,830	1,299,508	1,540,644	17,425,965
Net transfer from (to) fixed accumulation account	27,695	(8,964)	3,159	(6,714)	(7,962)	(10,199)	(1,049,356)	(20,328,610)
Transfer between funds	341,307	3,546	89,393	(20,499)	10,198	172	436,741	(8,114,952)
Payments to contract owners	(15,397)	(154,472)	(78,640)	(47,230)	(53,582)	(507,595)	(1,529,749)	(29,064,737)
Annual maintenance charge (Note 3)	(28)	(311)	(338)	(192)	(139)	(281)	(13,355)	(257,003)
Surrender charges (Note 3)	(350)	–	–	–	–	–	(6,880)	(35,743)
Mortality guarantee adjustment	–	–	–	–	–	–	2,242	256
Net increase (decrease) in net assets resulting from contract owners; transactions	630,639	167,291	568,775	276,884	369,345	781,605	(619,713)	(40,374,824)
TOTAL INCREASE (DECREASE) IN NET ASSETS	634,224	416,190	871,676	410,296	472,550	881,015	10,607,005	35,823,492
Net Assets:
Beginning of year	–	736,777	881,819	445,962	305,280	925,644	30,307,443	465,470,767
End of year	$634,224	$1,152,967	$1,753,495	$856,258	$777,830	$1,806,659	$40,914,448	$501,294,259
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2020 and December 31, 2019
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO I-2
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
BLACKROCK HIGH YIELD VI FUND CLASS I
BLACKROCK HIGH YIELD VI FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INTIAL CLASS
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY PORTFOLIO INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS IA
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WELLS FARGO VT ADVANTAGE DISCOVERY FUND
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
Effective April 30, 2020, BNY Mellon VIF International Equity Initial Fund closed and qualified assets were transferred to Vanguard Federal Money Market Fund and non-qualified assets were transferred to Goldman Sachs Government Money Market Fund. Effective May 1, 2020, ten funds were added to the Separat Account: American Funds IS International Growth & Income Fund, American Funds IS U.S. Government/AAA Rated Securities Fund, Fidelity VIP Freedom 2055 Portfolio Initial Class, Fidelity VIP Freedom 2055 Portfolio Service Class 2, Fidelity VIP Freedom 2060 Portfolio Initial Class, Fidelity VIP Freedom 2065 Service Class 2, MFS VIT New Discovery Portfolio Initial Class, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, and Vanguard VIF Short Term Investment Grade Bond Fund.
Effective May 1, 2019, seven funds were added to the Separate Account: Calvert VP SRI Balanced I, ClearBridge Variable Small Cap Growth I, Dreyfus VIF International Equity Initial, Janus Henderson VIT Enterprise Instl, MFS VIT International Growth Initial, Putnam VT Sustainable Leaders IA, and Vanguard VIF Global Bond Index.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2020, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $1,117 and $2,435 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2020 and 2019, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2020
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2020 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO I-2	$ 49,844	$ 190,411
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	709,814	359,035
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	4,780,069	4,532,512
AMERICAN FUNDS IS GROWTH FUND CLASS 4	11,395,955	8,716,345
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	380,363	24,380
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	2,331,164	1,743,018
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	147,511	130,377
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	2,268,156	2,065,744
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND	995,387	138,097
BLACKROCK HIGH YIELD VI FUND CLASS I	413,030	239,291
BLACKROCK HIGH YIELD VI FUND CLASS III	631,464	259,149
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	20,459,641	19,338,396
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	100,546	238,206
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	27,329,344	32,079,669
CALVERT VP SRI BALANCED I	2,398,407	224,471
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	2,140,809	952,481
DFA VA U.S. TARGETED VALUE PORTFOLIO	147,207	86,460
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	547,925	513,940
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	32,073	353,370
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	362,677	161,505
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	2,741,294	1,765,206
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	193,395	12,532
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	363,987	49,655
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	4,405,704	1,685,760
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	97,737	45,293
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	171,365	11,768
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	3,302,301	887,448
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	16,164	157,350
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	626	6
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	145,415	116,254
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	126	1
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	40,258	5,626
FIDELITY VIP FREEDOM INCOME PORTFOLIO	298,118	42,494
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	804,373	1,420,005
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	1,556,456	2,095,770
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	5,296,203	5,678,441
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	4,739,073	3,654,355
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	3,643,855	2,834,254
FIDELITY VIP INDEX 500 PORTFOLIO SC2	41,831,075	57,754,244
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	7,465,518	7,050,618
FIDELITY VIP OVERSEAS PORTFOLIO SC2	4,634,137	8,148,983
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	4,358,425	3,720,459
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	95,654	22,930
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	200,477	21,061
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	5,371,702	3,228,491
JPMORGAN SMALL CAP VALUE FUND CLASS A	1,030,670	918,421
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	1,918,125	1,215,812
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	226,802	224,878
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	954,003	132,423
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	94,930	12,177
MFS VIT MID CAP VALUE PORTFOLIO SC	1,171,078	1,235,532
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	125,219	3,919
PUTNAM VT SUSTAINABLE LEADERS IA	1,321,085	315,453
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	844,230	499,984
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	880,905	467,975
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	4,125,462	1,207,345
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	426,159	172,292
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	8,270,886	7,097,369

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2020
	Purchases	Sales
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	7,476,086	3,185,592
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	266,621	270,975
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	4,467,614	1,201,175
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	1,430,639	478,331
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	819,259	437,121
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	777,711	311,327
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	657,541	204,929
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	48,419	89,248
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	1,039,869	1,285,063
VANGUARD 500 INDEX FUND ADMIRAL SHARES	26,032,879	8,215,659
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	3,470,369	1,033,099
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	1,264,165	469,502
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	4,316,760	1,811,909
VANGUARD FEDERAL MONEY MARKET FUND	939,402	(601,410)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	3,413,367	1,952,164
VANGUARD MID-CAP GROWTH INDEX FUND	4,154,926	1,541,181
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,410,035	818,707
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	2,269,056	744,901
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	4,565,941	1,372,491
VANGUARD TARGET RETIREMENT 2020 FUND	2,845,437	1,087,614
VANGUARD TARGET RETIREMENT 2025 FUND	5,944,291	1,412,698
VANGUARD TARGET RETIREMENT 2030 FUND	8,373,385	1,294,050
VANGUARD TARGET RETIREMENT 2035 FUND	8,447,413	1,210,946
VANGUARD TARGET RETIREMENT 2040 FUND	7,125,484	867,938
VANGUARD TARGET RETIREMENT 2045 FUND	5,550,952	920,723
VANGUARD TARGET RETIREMENT 2050 FUND	6,474,821	838,225
VANGUARD TARGET RETIREMENT 2055 FUND	247,899	9,989
VANGUARD TARGET RETIREMENT 2060 FUND	315,775	987
VANGUARD TARGET RETIREMENT INCOME FUND	4,699,339	1,168,583
VANGUARD TOTAL BOND MARKET INDEX FUND	8,286,542	2,109,156
VANGUARD VIF EQUITY INDEX PORTFOLIO	2,264,671	619,234
VANGUARD VIF GLOBAL BOND INDEX	2,633,833	655,213
VANGUARD VIF INTERNATIONAL PORTFOLIO	554,052	417,742
VANGUARD VIF MID-CAP INDEX PORTFOLIO	810,263	246,991
VANGUARD VIF REIT INDEX PORTFOLIO	316,239	89,635
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	586,523	136,847
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	375,870	184,867
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	1,303,911	562,154
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	8,746,527	5,908,983
WILSHIRE VIT GLOBAL ALLOCATION FUND	35,666,803	57,302,302

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2019	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020
ALGER MID CAP GROWTH PORTFOLIO I-2	9,360	4,438	136	(1,854)	12,080	229	(3,949)	(1,926)	6,434
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	47,600	34,155	(2,559)	(5,001)	74,195	34,722	(3,372)	(8,206)	97,339
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,136,887	80,037	11,304	(49,831)	1,178,397	81,263	(7,418)	(72,760)	1,179,482
AMERICAN FUNDS IS GROWTH FUND CLASS 4	208,209	16,357	6,986	(8,718)	222,833	12,510	144	(12,189)	223,298
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	–	–	–	–	–	17,473	5,698	(1,606)	21,566
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	526,269	35,431	20,862	(22,294)	560,268	37,933	27,340	(59,934)	565,606
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	8,075	5,393	1,618	(144)	14,942	4,271	(2,343)	(1,914)	14,956
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	500,703	37,912	(1,786)	(26,841)	509,988	35,398	(11,901)	(26,975)	506,510
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND	–	–	–	–	–	56,469	9,283	(2,656)	63,095
BLACKROCK HIGH YIELD VI FUND CLASS I	77,991	72,294	(2,870)	(19,638)	127,776	39,153	(11,265)	(11,479)	144,184
BLACKROCK HIGH YIELD VI FUND CLASS III	66,633	14,560	58,731	(10,182)	129,742	10,284	37,726	(7,660)	170,093
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,179,231	161,227	(114,578)	(209,977)	4,015,903	170,201	(107,236)	(213,653)	3,865,216
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,820,448	67,456	(63,385)	(99,061)	1,725,458	66,651	(65,003)	(89,070)	1,638,035
CALVERT VP SRI BALANCED I	–	269,369	1,514	(1)	270,883	675,564	171,305	(9,781)	1,107,971
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	–	665	13,759	(141)	14,283	2,128	31,306	(2,193)	45,525
DFA VA U.S. TARGETED VALUE PORTFOLIO	10,126	2,270	238	(387)	12,246	6,687	(1,638)	(125)	17,170
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	98,562	6,725	32,047	(14,929)	122,404	5,008	(4,117)	(4,513)	118,782
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	33,855	7,236	(4,901)	(567)	35,623	289	(13,322)	(8,755)	13,836
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	65,168	27,685	(245)	(3,968)	88,640	11,159	4,582	(7,757)	96,624
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	615,720	75,784	53,472	(80,825)	664,151	72,781	(45,022)	(11,857)	680,052
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	18,040	6,554	(333)	(1,362)	22,899	8,553	1,490	(436)	32,506
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	27,533	15,169	–	(3,998)	38,704	10,403	878	(1,366)	48,619
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	633,603	83,968	29,798	(26,392)	720,976	77,909	(624)	(18,390)	779,871
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	2,343	7,043	–	(3)	9,384	3,354	(1,753)	(8)	10,977
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,199	457	120	(12)	10,764	6,221	(209)	(125)	16,650
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	448,560	77,833	10,366	(11,364)	525,395	74,824	1,526	(11,869)	589,876
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	7,026	7,470	253	(1,094)	13,655	270	(47)	(7,328)	6,550
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	–	–	–	–	–	–	63	–	63
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	–	–	–	–	–	118	12,420	(10,191)	2,347
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	–	–	–	–	–	–	13	–	13
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	–	–	–	–	–	–	3,414	(525)	2,890
FIDELITY VIP FREEDOM INCOME PORTFOLIO	208	54,241	125	(32,873)	21,700	18,548	3,204	(2,852)	40,600
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	438,421	41,012	(11,734)	(55,298)	412,401	15,610	(27,612)	(39,023)	361,376
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	840,853	58,531	(23,759)	(74,157)	801,468	58,143	(30,025)	(81,334)	748,251
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,132,427	297,114	(115,127)	(206,399)	3,108,015	235,038	(115,935)	(186,901)	3,040,217

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
Account Division	Units outstanding at 01/01/2019	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,430,322	220,820	(82,497)	(133,173)	2,435,472	194,581	(53,784)	(127,798)	2,448,472
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,340,668	155,841	(31,962)	(47,912)	1,416,634	135,089	(58,714)	(69,738)	1,423,271
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,515,467	56,841	(54,990)	(80,478)	1,436,841	49,339	(70,173)	(73,920)	1,342,086
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,678,973	95,403	(5,101)	(112,453)	1,656,822	86,917	5,740	(104,142)	1,645,337
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,103,787	112,170	(61,076)	(126,244)	2,028,639	99,409	(109,152)	(102,713)	1,916,182
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	926,773	59,697	(35,578)	(50,423)	900,470	62,118	6,845	(57,332)	912,101
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	44,023	27,323	5,426	(25)	76,747	48,220	33,369	(7,699)	150,636
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	–	863	75	–	938	1,801	324	(94)	2,969
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,004,149	33,873	(23,506)	(43,883)	970,633	28,291	(49,025)	(46,651)	903,248
JPMORGAN SMALL CAP VALUE FUND CLASS A	90,701	8,717	(3,545)	(4,533)	91,340	9,754	10,735	(5,917)	105,912
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	221,799	15,228	(10,505)	(8,927)	217,595	11,666	(21,841)	(10,386)	197,034
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	11,434	7,194	2,891	(231)	21,289	11,103	(4,931)	(4,219)	23,242
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	–	1,763	28,792	–	30,554	4,078	50,784	(3,396)	82,021
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	11,708	5,421	(475)	(777)	15,877	7,801	963	(733)	23,908
MFS VIT MID CAP VALUE PORTFOLIO SC	344,199	25,947	4,538	(17,785)	356,900	28,336	(14,921)	(25,569)	344,746
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	–	–	–	–	–	4,608	252	(58)	4,801
PUTNAM VT SUSTAINABLE LEADERS IA	–	8,132	605	(1)	8,736	14,976	10,795	(3,441)	31,066
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	27,948	18,462	998	(8,971)	38,437	15,433	(6,040)	(5,085)	42,744
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	42,767	13,582	1,300	(3,286)	54,362	14,668	(2,106)	(2,371)	64,554
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	92,785	71,596	3,004	(3,413)	163,971	73,528	23,806	(13,722)	247,583
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	34,796	11,027	(559)	(1,804)	43,459	13,090	930	(1,961)	55,518
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,542,644	865,731	1,048,974	(2,913,884)	17,543,464	799,335	3,370,501	(2,816,943)	18,896,356
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	83,482	57,251	3,002	(6,441)	137,294	52,964	(6,577)	(9,755)	173,926
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	120,487	34,154	(2,653)	(5,604)	146,385	22,220	(17,685)	(5,150)	145,770
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	37,737	24,530	2,985	(1,676)	63,575	24,693	(700)	(3,163)	84,405
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	185,067	111,365	(529)	(10,520)	285,383	88,126	11,079	(16,317)	368,271
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	129,691	59,867	(4,816)	(7,815)	176,927	53,995	3,685	(18,668)	215,939
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	18,531	11,089	252	(800)	29,071	10,082	3,007	(2,659)	39,501
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	86,139	43,360	44	(4,279)	125,263	31,990	2,891	(5,266)	154,878
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	10,740	4,847	195	(77)	15,706	466	(715)	(2,627)	12,831
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	259,533	16,808	(1,662)	(23,519)	251,160	14,783	(8,027)	(24,919)	232,997
VANGUARD 500 INDEX FUND ADMIRAL SHARES	100,798	60,601	6,595	(6,022)	161,972	59,792	6,254	(9,435)	218,583
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	438,043	178,316	30,987	(20,179)	627,167	170,479	37,003	(32,886)	801,762

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2020 and December 31, 2019
Account Division	Units outstanding at 01/01/2019	Consideration Received 2019	Net Transfers 2019	Payments to Contract Owners 2019	Units Outstanding at 12/31/2019	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	56,429	22,615	1,248	(4,654)	75,638	23,635	2,266	(4,654)	96,884
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	61,133	35,469	8,257	(3,563)	101,297	30,528	1,991	(6,420)	127,396
VANGUARD FEDERAL MONEY MARKET FUND	288,761	533,332	(16,448)	(96,517)	709,129	912,834	928,699	(300,257)	2,250,405
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	786,210	455,898	2,844	(68,542)	1,176,410	330,940	(92,820)	(56,794)	1,357,736
VANGUARD MID-CAP GROWTH INDEX FUND	115,521	69,502	11,349	(6,297)	190,074	69,313	2,836	(15,374)	246,849
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,793	13,120	855	(1,787)	37,981	11,236	3,086	(2,863)	49,440
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	77,309	35,602	6,145	(4,803)	114,253	39,335	14,085	(7,978)	159,694
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	60,126	42,976	8,190	(3,393)	107,899	41,301	8,991	(6,230)	151,961
VANGUARD TARGET RETIREMENT 2020 FUND	142,598	54,835	(660)	(6,744)	190,030	58,985	(7,923)	(14,806)	226,286
VANGUARD TARGET RETIREMENT 2025 FUND	252,658	228,722	33,777	(13,505)	501,652	206,780	3,337	(22,820)	688,949
VANGUARD TARGET RETIREMENT 2030 FUND	162,658	153,351	2,414	(6,337)	312,086	200,253	(9,377)	(10,777)	492,185
VANGUARD TARGET RETIREMENT 2035 FUND	325,155	220,929	16,760	(23,828)	539,016	292,160	26,986	(26,834)	831,328
VANGUARD TARGET RETIREMENT 2040 FUND	92,462	121,425	2,033	(1,672)	214,248	153,349	10,264	(12,496)	365,365
VANGUARD TARGET RETIREMENT 2045 FUND	156,596	178,175	6,631	(5,852)	335,551	192,439	1,718	(15,793)	513,915
VANGUARD TARGET RETIREMENT 2050 FUND	74,767	105,787	2,418	(6,108)	176,863	147,873	(1,661)	(9,094)	313,981
VANGUARD TARGET RETIREMENT 2055 FUND	–	–	–	–	–	4,489	766	(193)	5,062
VANGUARD TARGET RETIREMENT 2060 FUND	–	–	–	–	–	7,759	12	(2)	7,769
VANGUARD TARGET RETIREMENT INCOME FUND	168,287	143,598	2,266	(23,431)	290,720	184,343	57,033	(24,512)	507,585
VANGUARD TOTAL BOND MARKET INDEX FUND	510,088	319,437	39,082	(33,977)	834,631	441,474	112,509	(63,357)	1,325,257
VANGUARD VIF EQUITY INDEX PORTFOLIO	48,835	34,039	631	(3,467)	80,038	37,145	(3,972)	(3,435)	109,775
VANGUARD VIF GLOBAL BOND INDEX	–	13,079	17,520	(742)	29,858	46,837	43,295	(1,567)	118,423
VANGUARD VIF INTERNATIONAL PORTFOLIO	31,465	12,383	(158)	(5,697)	37,993	13,438	(7,274)	(4,145)	40,012
VANGUARD VIF MID-CAP INDEX PORTFOLIO	41,833	21,923	3,711	(3,116)	64,351	22,589	(2,769)	(1,725)	82,446
VANGUARD VIF REIT INDEX PORTFOLIO	36,599	23,753	(1,874)	(3,245)	55,233	14,919	2,098	(1,735)	70,516
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	–	–	–	–	–	34,798	6,338	(1)	41,135
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	13,640	15,791	39	(2,006)	27,465	9,289	(1,208)	(1,225)	34,321
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	79,760	108,469	(845)	(42,344)	145,039	81,629	(2,128)	(28,591)	195,950
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	774,380	31,730	(12,848)	(31,528)	761,733	24,631	(33,357)	(34,146)	718,861
WILSHIRE VIT GLOBAL ALLOCATION FUND	15,978,705	553,794	(890,778)	(926,342)	14,715,380	476,316	(741,600)	(751,842)	13,698,255

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28% [1]
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91% [1]
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34% [1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53% [1]
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.95% to 1.65%	1.43%	16.01% to 17.95%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71% [1]
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85% [1]
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82% [1]
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57% [1]
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.29% to 1.65%	1.75%	10.08% to 11.93%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	29.82	360,234	1.25%	-%	28.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	74,195	17.11	1,269,498	1.25%	2.57%	20.15%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,178,397	20.28 to 21.14	24,588,938	0.95% to 1.65%	1.97%	19.01% to 19.91%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	149.07 to 155.46	34,151,067	0.95% to 1.65%	0.59%	28.33% to 29.22%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	560,268	15.06 to 15.91	8,802,229	0.95% to 1.65%	2.31%	16.06% to 16.81%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	27.65	413,100	1.25%	1.46%	27.89%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	30.20 to 31.51	15,828,446	0.95% to 1.65%	0.79%	26.73% to 27.62%
BLACKROCK HIGH YIELD VI FUND CLASS I	127,776	8.28	1,053,005	1.25%	5.40%	13.89%
BLACKROCK HIGH YIELD VI FUND CLASS III	129,742	8.02 to 8.29	1,063,894	0.95% to 1.65%	5.95%	12.32% to 13.87%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,015,903	19.06 to 38.61	150,285,521	0.95% to 1.65%	0.89%	20.24% to 21.07%
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	7,764	19.11	148,358	1.25%	-%	4.99% [1]
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	145.53 to 156.31	261,616,942	0.95% to 1.65%	1.20%	23.53% to 24.39%
CALVERT VP SRI BALANCED I	270,883	2.40	648,917	1.25%	1.96%	9.39% [1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	14,283	30.04 to 30.17	429,267	0.95% to 1.65%	-%	5.45% to 5.90%[1]
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	21.19	259,497	1.25%	1.65%	21.02%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	15.78 to 16.38	1,952,675	0.95% to 1.65%	2.29%	16.03% to 17.25%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	15.70	559,303	1.25%	2.17%	18.58%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	16.49	1,462,006	1.25%	2.40%	20.36%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	17.00 to 17.58	11,530,280	0.95% to 1.65%	1.87%	19.55% to 20.41%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	16.64	381,000	1.25%	2.26%	22.90%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	26.14	1,011,636	1.25%	2.11%	25.92%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	27.04 to 27.89	19,875,279	0.95% to 1.65%	1.69%	25.07% to 25.97%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	24.93	233,969	1.25%	2.73%	26.93%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	24.70	265,833	1.25%	1.81%	26.99%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	25.75 to 26.58	13,777,335	0.95% to 1.65%	1.67%	25.47% to 27.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	22.36	305,327	1.25%	2.27%	26.90%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	21,700	12.57	272,797	1.25%	3.87%	10.55%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	12.43 to 12.68	5,181,337	0.95% to 1.65%	1.75%	8.43% to 9.12%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	14.73 to 15.20	12,025,294	0.95% to 1.65%	1.57%	15.85% to 16.65%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	14.31 to 14.72	45,193,514	0.95% to 1.65%	1.39%	18.26% to 19.09%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	15.97 to 16.44	39,551,412	0.95% to 1.65%	1.24%	20.53% to 21.33%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	16.69 to 17.07	23,891,048	0.95% to 1.65%	1.09%	24.09% to 24.96%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	316.37 to 404.10	566,564,377	0.95% to 1.65%	1.79%	28.90% to 29.79%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	12.83 to 24.66	38,708,061	0.95% to 1.65%	2.58%	7.60% to 8.35%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	22.90 to 36.27	69,603,439	0.95% to 1.65%	1.56%	25.44% to 26.29%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	23.37 to 24.14	21,477,480	0.95% to 1.65%	1.60%	21.01% to 21.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	1.00	76,808	1.25%	2.32%	1.01%
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	938	89.95	84,363	1.25%	0.18%	10.24% [1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	41.40 to 43.40	40,927,238	0.95% to 1.65%	0.87%	29.62% to 30.53%
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	30.88 to 31.87	2,876,427	0.95% to 1.65%	1.10%	16.88% to 17.73%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	38.43 to 40.28	8,614,674	0.95% to 1.65%	-%	29.66% to 30.52%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	21,289	17.72	377,191	1.25%	0.80%	25.23%
MFS VIT INTERNATIONAL GROWTH SC	30,555	15.95 to 16.02	487,374	0.95% to 1.65%	2.43%	8.62% to 9.10%[1]
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	10.59	168,187	1.25%	1.47%	29.46%
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	13.35 to 13.77	4,859,435	0.95% to 1.65%	1.02%	28.65% to 29.54%
PUTNAM VT SUSTAINABLE LEADERS IA	8,736	39.60	345,988	1.25%	-%	10.25% [1]
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	40.42	1,553,481	1.25%	-%	28.32%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	54,362	46.41	2,522,951	1.25%	1.50%	24.93%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	163,971	40.49	6,638,411	1.25%	2.55%	25.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	43,459	23.27	1,011,216	1.25%	2.53%	21.77%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	00.93 to 01.02	17,186,054	0.95% to 1.65%	1.66%	0.99% to 1.03%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	137,294	89.16	12,241,190	1.25%	0.25%	29.22%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	146,385	9.20	1,346,883	1.25%	2.08%	5.38%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	63,575	78.93	5,018,053	1.25%	-%	36.02%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	285,383	10.14	2,894,086	1.25%	2.78%	7.87%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	176,927	11.64	2,058,974	1.25%	2.57%	21.38%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	29,071	55.13	1,602,653	1.25%	0.76%	24.31%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	125,263	13.77	1,724,420	1.25%	3.45%	10.16%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	17.44	273,922	1.25%	8.22%	0.98%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	20.96 to 22.47	5,502,638	0.95% to 1.65%	7.05%	0.19% to 0.85%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	304.10	49,256,307	1.25%	2.13%	29.85%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	14.94	9,369,074	1.25%	3.40%	20.58%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	38.84	2,937,988	1.25%	3.62%	18.81%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	96.15	9,739,191	1.25%	1.54%	26.46%
VANGUARD FEDERAL MONEY MARKET FUND	709,129	1.01	717,233	1.25%	1.59%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	6.67	7,843,332	1.25%	5.49%	14.41%
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	33.79	6,421,727	1.25%	0.31%	30.46%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	142.83	5,424,965	1.25%	3.86%	27.36%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	34.61	3,954,235	1.25%	1.97%	27.95%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	79.99	8,630,948	1.25%	1.64%	25.81%
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	35.14	6,678,005	1.25%	2.85%	16.17%
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	20.81	10,441,114	1.25%	3.24%	18.17%
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	37.84	11,809,704	1.25%	3.23%	19.60%
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	23.39	12,609,087	1.25%	3.04%	20.94%
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	40.51	8,679,782	1.25%	3.26%	22.35%
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	25.54	8,571,409	1.25%	3.13%	23.38%
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	41.1	7,269,361	1.25%	3.17%	23.46%
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	14.86	4,319,974	1.25%	2.70%	11.73%
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	11.49	9,591,411	1.25%	2.73%	7.38%
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	49.97	3,999,250	1.25%	1.60%	29.69%
VANGUARD VIF GLOBAL BOND INDEX	29,858	21.24 to 21.33	634,224	0.95% to 1.65%	-%	4.36% to 4.81%[1]
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	30.35	1,152,967	1.25%	1.45%	29.59%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	27.25	1,753,495	1.25%	1.33%	29.27%
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	15.50	856,258	1.25%	2.27%	27.15%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	28.32	777,830	1.25%	0.38%	26.54%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	12.46	1,806,659	1.25%	3.21%	7.32%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	761,733	32.85 to 56.06	40,914,448	0.95% to 1.65%	-%	36.78% to 37.74%
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	20.51 to 36.25	501,294,259	0.29% to 1.65%	1.66%	16.53% to 17.31%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	9,360	23.18	216,947	1.25%	0.00%	(8.60)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	47,600	14.24	677,773	1.25%	2.86%	(9.59)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,136,887	17.04 to 17.63	19,830,888	0.95% to 1.65%	1.94%	(10.41%) to (9.77%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	208,209	116.16 to 120.31	24,756,524	0.95% to 1.65%	0.29%	(2.14%) to (1.44%)
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	526,269	12.96 to 13.62	7,091,577	0.95% to 1.65%	1.39%	(6.48%) to (5.74%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	8,075	21.62	174,588	1.25%	1.53%	(14.92)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	500,703	23.83 to 24.69	12,211,004	0.95% to 1.65%	0.72%	(15.68%) to (15.07%)
BLACKROCK HIGH YIELD VI FUND CLASS I	77,991	7.27	564,422	1.25%	4.51%	(3.84)%
BLACKROCK HIGH YIELD VI FUND CLASS III	66,633	07.14 to 07.28	481,322	0.95% to 1.65%	5.53%	(5.05%) to (3.83%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,820,448	117.81 to 125.66	222,530,239	0.95% to 1.65%	1.22%	(13.03%) to (12.41%)
DFA VA U.S. TARGETED VALUE PORTFOLIO	10,126	17.51	177,255	1.25%	1.82%	(16.90)%
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	4,179,231	17.17 to 31.89	129,569,322	0.95% to 1.65%	0.90%	(10.50%) to (9.84%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	98,562	13.60 to 13.97	1,348,025	0.95% to 1.65%	1.43%	(6.85%) to (5.80%)
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	33,855	13.24	448,073	1.25%	2.69%	(7.02)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	65,168	13.7	893,052	1.25%	2.45%	(7.68)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	615,720	14.22 to 14.60	8,907,194	0.95% to 1.65%	1.27%	(8.32%) to (7.71%)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	18,040	13.54	244,239	1.25%	2.10%	(8.94)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	27,533	20.76	571,489	1.25%	2.03%	(10.40)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	633,603	21.62 to 22.14	13,898,571	0.95% to 1.65%	1.08%	(10.99%) to (10.36%)
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	2,343	19.64	46,030	1.25%	2.52%	(11.01)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,199	19.45	198,365	1.25%	2.30%	(10.98)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	448,560	20.41 to 20.92	9,286,404	0.95% to 1.65%	1.08%	(11.95%) to (10.98%)
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	7,026	17.62	123,770	1.25%	2.07%	(11.01)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	208	11.37	2,362	1.25%	1.81%	(3.15)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	438,421	11.46 to 11.62	5,056,382	0.95% to 1.65%	1.62%	(3.62%) to (2.76%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	840,853	12.70 to 13.03	10,858,066	0.95% to 1.65%	1.30%	(6.97%) to (6.26%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,132,427	12.10 to 12.36	38,339,781	0.95% to 1.65%	1.16%	(8.05%) to (7.42%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,430,322	13.25 to 13.55	32,621,134	0.95% to 1.65%	0.93%	(9.25%) to (8.57%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,340,668	13.45 to 13.66	18,145,309	0.95% to 1.65%	0.69%	(10.57%) to (9.95%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,515,467	249.51 to 311.34	461,664,510	0.00% to 1.65%	1.63%	(6.30%) to (5.63%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,678,973	12.03 to 22.76	36,261,660	0.95% to 1.65%	2.28%	(2.39%) to (1.73%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,103,787	18.95 to 28.72	57,323,717	0.95% to 1.65%	1.40%	(16.46%) to (15.88%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	926,773	19.28 to 19.82	18,198,201	0.95% to 1.65%	2.68%	(8.02%) to (7.34%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	44,023	0.99	43,688	1.25%	0.96%	-%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,004,149	31.94 to 33.25	32,527,995	0.95% to 1.65%	0.87%	(7.71%) to (7.07%)
JPMORGAN SMALL CAP VALUE FUND CLASS A	90,701	26.42 to 27.07	2,432,979	0.95% to 1.65%	0.91%	(15.73%) to (15.11%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	221,799	29.64 to 30.86	6,745,307	0.95% to 1.65%	0.00%	3.13% to 3.91%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	11,434	14.15	161,792	1.25%	0.83%	(6.29)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	11,708	8.18	95,764	1.25%	1.05%	(12.51)%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,199	10.36 to 10.63	3,628,546	0.95% to 1.65%	0.75%	(13.12%) to (12.51%)
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	27,948	31.50	880,463	1.25%	0.00%	0.64%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	42,767	37.15	1,588,689	1.25%	0.95%	(17.24)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	92,785	32.38	3,004,483	1.25%	2.75%	(10.43)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	34,796	19.11	664,816	1.25%	3.36%	(8.56)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,542,644	00.93 to 01.01	18,086,151	0.95% to 1.65%	1.29%	1.00%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	83,482	69.00	5,760,227	1.25%	0.27%	(2.25)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	120,487	8.73	1,052,377	1.25%	1.92%	(4.17)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	37,737	58.03	2,189,717	1.25%	0.00%	2.76%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	185,067	9.40	1,739,172	1.25%	2.92%	(1.88)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	129,691	9.59	1,243,228	1.25%	3.00%	(16.10)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	18,531	44.35	821,894	1.25%	0.58%	(12.61)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	86,139	12.50	1,076,368	1.25%	3.83%	(3.77)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	10,740	17.27	185,492	1.25%	0.00%	0.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	259,533	20.92 to 22.28	5,648,317	0.95% to 1.65%	0.00%	0.24% to 0.95%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	100,798	234.20	23,607,466	1.25%	2.22%	(5.62)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	438,043	12.39	5,428,414	1.25%	3.62%	(15.54)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	56,429	32.69	1,844,683	1.25%	3.19%	(15.64)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	61,133	76.03	4,647,708	1.25%	1.80%	(10.49)%
VANGUARD FEDERAL MONEY MARKET FUND	288,761	1.00	289,509	1.25%	1.83%	-%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	786,210	5.83	4,578,920	1.25%	6.03%	(3.95%
VANGUARD MID-CAP GROWTH INDEX FUND	115,521	25.90	2,991,890	1.25%	0.55%	(4.50)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,793	112.15	2,892,684	1.25%	5.16%	(7.11)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	77,309	27.05	2,091,236	1.25%	2.73%	(20.74)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	60,126	63.58	3,822,966	1.25%	1.83%	(10.45)%
VANGUARD TARGET RETIREMENT 2020 FUND	142,598	30.25	4,313,122	1.25%	3.96%	(5.41)%
VANGUARD TARGET RETIREMENT 2025 FUND	252,658	17.61	4,450,540	1.25%	3.61%	(6.38)%
VANGUARD TARGET RETIREMENT 2030 FUND	162,658	31.64	5,147,031	1.25%	3.93%	(7.02)%
VANGUARD TARGET RETIREMENT 2035 FUND	325,155	19.34	6,289,617	1.25%	3.92%	(7.77)%
VANGUARD TARGET RETIREMENT 2040 FUND	92,462	33.11	3,061,877	1.25%	3.81%	(8.49)%
VANGUARD TARGET RETIREMENT 2045 FUND	156,596	20.70	3,241,450	1.25%	3.52%	(9.05)%
VANGUARD TARGET RETIREMENT 2050 FUND	74,767	33.29	2,489,313	1.25%	3.76%	(9.04)%
VANGUARD TARGET RETIREMENT INCOME FUND	168,287	13.30	2,237,503	1.25%	3.09%	(3.20)%
VANGUARD TOTAL BOND MARKET INDEX FUND	510,088	10.70	5,459,396	1.25%	2.68%	(1.29)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	48,835	38.53	1,881,484	1.25%	1.05%	(5.68)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	31,465	23.42	736,777	1.25%	0.49%	(13.67)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	41,833	21.08	881,819	1.25%	0.88%	(10.45)%
VANGUARD VIF REIT INDEX PORTFOLIO	36,599	12.19	445,962	1.25%	1.85%	(6.52)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	13,640	22.38	305,280	1.25%	0.23%	(8.43)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	79,760	11.61	925,644	1.25%	0.81%	(1.36)%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	774,380	26.14 to 40.70	30,307,443	0.95% to 1.65%	0.00%	(8.59%) to (7.96%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	15,978,705	18.36 to 36.67	465,470,767	0.00% to 1.65%	1.66%	(8.82%) to (8.17%)
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Alger Mid-Cap Growth Portfolio I-2	1,288	25.36	32,660	1.25%	-%	12.65% [2]
American Funds IS Blue Chip Income and Growth Fund Class 1	15,288	15.75	240,789	1.25%	4.49%	11.46% [2]
American Funds IS Blue Chip Income and Growth Fund Class 4	1,071,132	19.01 to 19.54	20,761,709	0.95% to 1.65%	2.11%	14.86% to 15.55%
American Funds IS Growth Fund	186,264	118.70 to 122.07	22,535,294	0.95% to 1.65%	0.49%	25.91% to 26.79%
American Funds IS Managed Risk Asset Allocation Fund	489,893	13.85 to 14.45	7,023,674	0.95% to 1.65%	0.84%	12.94% to 13.69%
American Funds IS New World Fund Class 1	3,560	25.41	90,452	1.25%	2.73%	11.48% [2]
American Funds IS New World Fund Class 4	463,600	28.26 to 29.07	13,347,018	0.95% to 1.65%	0.85%	26.95% to 27.84%
BlackRock High Yield VI Fund Class I	19,408	7.56	146,202	1.25%	2.78%	2.16% [2]
BlackRock High Yield VI III	56,502	7.52 to 7.57	425,237	0.95% to 1.65%	2.78%	1.88% to 2.62%[1]
Calvert VP S&P Mid Cap 400 Index Portfolio Class F	1,930,383	135.46 to 143.47	270,201,378	0.95% to 1.65%	0.70%	13.75% to 14.54%
DFA Variable Annuity U.S. Targeted Value Portfolio	2,473	21.07	52,106	1.25%	2.12%	10.44% [2]
Dreyfus Small Cap Stock Index Portfolio Service Shares	4,415,892	20.12 to 35.37	152,303,642	0.95% to 1.65%	0.64%	10.61% to 12.40%
Fidelity VIP Freedom 2015 Portfolio SC2	97,791	14.60 to 14.83	1,429,296	0.95% to 1.65%	1.60%	12.92% to 14.16%
Fidelity VIP Freedom 2020 Portfolio Initial Class	6,428	14.24	91,513	1.25%	3.60%	6.96% [2]
Fidelity VIP Freedom 2025 Portfolio Initial Class	14,062	14.84	208,729	1.25%	2.27%	7.41% [2]
Fidelity VIP Freedom 2025 Portfolio SC2	598,612	15.51 to 15.82	9,404,172	0.95% to 1.65%	1.46%	15.66% to 16.49%
Fidelity VIP Freedom 2030 Portfolio Initial Class	6,909	14.87	102,714	1.25%	5.25%	8.67% [2]
Fidelity VIP Freedom 2035 Portfolio Initial Class	6,652	23.17	154,151	1.25%	3.91%	9.88% [2]
Fidelity VIP Freedom 2035 Portfolio SC2	539,383	24.29 to 24.70	13,237,134	0.95% to 1.65%	1.16%	21.09% to 21.92%
Fidelity VIP Freedom 2040 Portfolio Initial Class	32	22.07	713	1.25%	1.92%	10.18% [2]
Fidelity VIP Freedom 2045 Portfolio Initial Class	7	21.85	158	1.25%	1.33%	9.76% [2]
Fidelity VIP Freedom 2045 Portfolio SC2	361,700	23.09 to 23.59	8,436,901	0.95% to 1.65%	1.21%	21.33% to 22.14%
Fidelity VIP Freedom 2050 Portfolio Initial Class	1,282	19.80	25,376	1.25%	2.21%	10.16% [2]
Fidelity VIP Freedom Income Portfolio Initial Class	184	11.74	2,159	1.25%	5.09%	3.09% [2]
Fidelity VIP Funds Manager 20% Portfolio SC2	487,171	11.86 to 11.95	5,789,789	0.95% to 1.65%	1.18%	5.41% to 6.22%
Fidelity VIP Funds Manager 50% Portfolio SC2	876,774	13.62 to 13.90	12,110,525	0.95% to 1.65%	1.08%	12.41% to 13.19%
Fidelity VIP Funds Manager 60% Portfolio SC2	3,081,794	13.16 to 13.35	40,843,004	0.95% to 1.65%	1.02%	14.93% to 15.68%
Fidelity VIP Funds Manager 70% Portfolio SC2	2,322,873	14.60 to 14.82	34,186,035	0.95% to 1.65%	0.82%	16.99% to 17.81%
Fidelity VIP Funds Manager 85% Portfolio SC2	1,276,578	15.04 to 15.17	19,242,646	0.95% to 1.65%	0.67%	20.90% to 21.75%
Fidelity VIP Index 500 Portfolio SC2	1,601,081	267.78 to 329.93	518,379,433	0.00% to 1.65%	1.60%	19.44% to 21.41%
Fidelity VIP Investment Grade Bond Portfolio SC2	1,715,304	12.49 to 23.16	37,817,495	0.95% to 1.65%	2.31%	2.26% to 3.99%
Fidelity VIP Overseas Portfolio SC2	2,126,646	22.66 to 34.14	69,084,883	0.95% to 1.65%	1.26%	27.87% to 29.99%
Fidelity VIP Real Estate Portfolio SC2	928,036	20.92 to 21.39	19,720,959	0.95% to 1.65%	1.60%	2.08% to 2.79%
Goldman Sachs VIT Government Money Market Fund Inst. Shares	81,190	0.99	80,665	1.25%	0.65%	-0.64% [2]
JPMorgan Insurance Trust U.S. Equity Portfolio	1,036,271	34.61 to 35.78	36,214,514	0.95% to 1.65%	0.88%	20.38% to 21.21%
JPMorgan Small Cap Value Fund	80,015	31.35 to 31.89	2,534,895	0.95% to 1.65%	0.72%	1.23% to 1.95%
Lord Abbett Series Fund Developing Growth Portfolio	192,700	28.74 to 29.70	5,656,851	0.95% to 1.65%	-%	27.85% to 28.68%
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class	1,345	15.1	20,310	1.25%	0.58%	10.61% [2]
MFS VIT Mid Cap Value Portfolio Initial Class	8,817	9.35	82,473	1.25%	2.13%	8.39% [2]
MFS VIT Mid Cap Value Portfolio SC	340,604	11.89 to 12.15	4,112,189	0.95% to 1.65%	1.21%	11.56% to 12.40%
T. Rowe Price Blue Chip Growth Portfolio	9,329	31.30	291,996	1.25%	-%	15.49% [2]
T. Rowe Price Emerging Markets Stock Fund Investor Class	6,896	44.89	309,544	1.25%	0.83%	16.56% [2]
T. Rowe Price Equity Income Fund Investor Class	24,276	36.15	877,642	1.25%	2.08%	10.97% [2]
T. Rowe Price Global Real Estate Fund Investor Class	8,436	20.90	176,304	1.25%	1.67%	4.97% [2]
T. Rowe Price Government Money Portfolio	19,346,439	0.93 to 1.00	18,869,513	0.95% to 1.65%	0.47%	(0.99%) to (1.06%)
T. Rowe Price Growth Stock Fund Investor Class	19,889	70.59	1,403,998	1.25%	0.47%	12.40% [2]
T. Rowe Price International Bond Fund Investor Class	19,154	9.11	174,526	1.25%	0.95%	5.34% [2]
T. Rowe Price New Horizons Fund Investor Class	12,753	56.47	720,167	1.25%	-%	12.47% [2]
T. Rowe Price New Income Fund Investor Class	41,479	9.58	397,203	1.25%	1.70%	1.23% [2]
T. Rowe Price Overseas Stock Fund Investor Class	37,315	11.43	426,421	1.25%	4.12%	9.36% [2]
T. Rowe Price Small Cap Value Fund Investor Class	4,269	50.75	216,626	1.25%	0.92%	9.82% [2]
T. Rowe Price Spectrum Income Fund Investor Class	27,097	12.99	352,094	1.25%	1.79%	2.72% [2]
Templeton Global Bond VIP Fund Class 1	5,870	17.11	100,437	1.25%	-%	-3.07% [2]
Templeton Global Bond VIP Fund Class 4	266,151	20.87 to 22.07	5,755,547	0.95% to 1.65%	-%	0.10% to 0.82%
Vanguard 500 Index Fund Admiral Shares	34,133	248.14	8,469,925	1.25%	1.80%	11.71% [2]
Vanguard Developed Markets Index Fund Admiral Shares	119,569	14.67	1,754,016	1.25%	2.90%	10.21% [2]
Vanguard Emerging Markets Stock Index Fund Admiral Shares	17,338	38.75	671,881	1.25%	2.36%	13.14% [2]
Vanguard Extended Market Index Fund Admiral Shares	18,881	84.94	1,603,758	1.25%	1.47%	11.12% [2]
Vanguard Federal Money Market Fund	92,220	1.00	91,983	1.25%	0.35%	-0.25% [2]

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Vanguard High-Yield Corporate Fund Admiral Shares	164,133	6.07	996,548	1.25%	2.97%	2.23% [2]
Vanguard Mid-Cap Growth Index Fund	39,377	27.12	1,067,847	1.25%	0.80%	11.10% [2]
Vanguard REIT Index Fund Admiral Shares	7,662	120.74	925,095	1.25%	4.74%	5.24% [2]
Vanguard Retirement Income Fund	74,169	13.74	1,018,824	1.25%	2.97%	3.75% [2]
Vanguard Selected Value Fund	22,963	34.13	783,659	1.25%	2.97%	11.53% [2]
Vanguard Small Cap Index Fund Admiral Shares	19,481	71.00	1,383,122	1.25%	1.70%	10.56% [2]
Vanguard Target Retirement 2020 Fund	32,630	31.98	1,043,607	1.25%	5.64%	6.57% [2]
Vanguard Target Retirement 2025 Fund	87,278	18.81	1,641,306	1.25%	4.55%	7.52% [2]
Vanguard Target Retirement 2030 Fund	33,733	34.03	1,148,102	1.25%	5.35%	8.25% [2]
Vanguard Target Retirement 2035 Fund	64,782	20.97	1,358,237	1.25%	4.87%	9.09% [2]
Vanguard Target Retirement 2040 Fund	18,592	36.18	672,695	1.25%	4.48%	9.87% [2]
Vanguard Target Retirement 2045 Fund	40,783	22.76	928,127	1.25%	3.79%	10.26% [2]
Vanguard Target Retirement 2050 Fund	16,292	36.60	596,343	1.25%	4.66%	10.25% [2]
Vanguard Total Bond Market Index Fund Admiral Shares	124,477	10.84	1,349,384	1.25%	1.68%	1.04% [2]
Vanguard VIF Equity Index Fund	15,409	40.85	629,531	1.25%	-%	11.77% [2]
Vanguard VIF International Fund	7,858	27.13	213,225	1.25%	-%	15.27% [2]
Vanguard VIF Mid-Cap Index Fund	18,739	23.54	441,151	1.25%	-%	9.75% [2]
Vanguard VIF REIT Index Portfolio Initial Shares	8,886	13.04	115,833	1.25%	-%	5.13% [2]
Vanguard VIF Small Company Growth Fund	3,346	24.44	81,769	1.25%	-%	12.41% [2]
Vanguard VIF Total Bond Market Index Fund	10,775	11.77	126,778	1.25%	-%	1.00% [2]
Wells Fargo VT Discovery Fund	796,318	31.74 to 44.22	33,974,830	0.95% to 1.65%	-%	27.04% to 29.13%
Wilshire VIT 2015 Fund	1,524,367	14.28 to 15.48	22,867,170	0.95% to 1.65%	2.95%	9.68% to 10.49%
Wilshire VIT 2025 Fund	3,576,539	14.10 to 15.28	52,939,010	0.95% to 1.65%	2.92%	12.26% to 13.10%
Wilshire VIT 2035 Fund	4,737,545	13.93 to 15.07	69,060,432	0.95% to 1.65%	2.99%	15.12% to 15.92%
Wilshire VIT Global Fund	12,680,349	20.54 to 39.56	402,759,266	0.00% to 1.65%	2.46%	13.31% to 15.17%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2017 and the return is for the period May 1, 2017 to December 31, 2017.
2	This fund became available for investment by contract owners of the sub-accounts on May 16, 2017 and the return is for the period May 16, 2017 to December 31, 2017.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2016
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
American Funds IS Blue Chip Income and Growth Fund Class 4	823,871	16.54 to 16.91	13,844,341	0.95% to 1.65%	2.37%	16.54% to 17.43%
American Funds IS Growth Fund	146,807	94.27 to 96.28	14,041,395	0.95% to 1.65%	0.66%	7.45% to 8.19%
American Funds IS Managed Risk Asset Allocation Fund	338,462	12.25 to 12.71	4,276,494	0.95% to 1.65%	1.29%	4.97% to 6.27%
American Funds IS New World Fund Class 4	423,987	22.26 to 22.74	9,570,700	0.95% to 1.65%	0.98%	3.39% to 4.07%
Calvert S&P Mid Cap 400 Index Portfolio Class F	2,008,118	119.09 to 125.26	246,095,164	0.95% to 1.65%	0.95%	18.05% to 18.85%
Dreyfus Small Cap Stock Index Portfolio Service Shares	4,540,354	18.88 to 31.77	141,022,030	0.95% to 1.65%	0.11%	23.72% to 24.59%
Fidelity VIP Freedom 2015 Portfolio SC2	60,455	12.86 to12.99	779,246	0.95% to 1.65%	1.92%	4.21% to 4.93%
Fidelity VIP Freedom 2025 Portfolio SC2	427,187	13.41 to 13.58	5,775,491	0.95% to 1.65%	1.76%	4.28% to 5.03%
Fidelity VIP Freedom 2035 Portfolio SC2	399,132	20.06 to 20.26	8,056,641	0.95% to 1.65%	1.53%	4.81% to 5.52%
Fidelity VIP Freedom 2045 Portfolio SC2	217,999	19.03 to 19.34	4,174,277	0.95% to 1.65%	1.64%	4.79% to 6.03%
Fidelity VIP Funds Manager 20% SC2	470,368	11.21 to 11.29	5,277,565	0.95% to 1.65%	2.22%	1.45% to 1.80%
Fidelity VIP Funds Manager 50% SC2	805,134	12.09 to 12.28	9,850,165	0.95% to 1.65%	2.02%	2.54% to 3.11%
Fidelity VIP Funds Manager 60% SC2	2,811,136	11.45 to 11.54	32,291,828	0.95% to 1.65%	2.02%	2.97% to 3.68%
Fidelity VIP Funds Manager 70% SC2	2,130,712	12.48 to 12.58	26,680,455	0.95% to 1.65%	1.75%	3.23% to 3.88%
Fidelity VIP Funds Manager 85% SC2	1,092,319	12.40 to 12.46	13,558,608	0.95% to 1.65%	1.41%	4.10% to 4.44%
Fidelity VIP Index 500 Portfolio SC2	1,653,612	224.72 to 274.33	446,386,572	0.00% to 1.65%	2.07%	9.78% to 10.54%
Fidelity VIP Investment Grade Bond Portfolio SC2	1,604,659	12.34 to 22.48	34,407,888	0.95% to 1.65%	2.30%	2.77% to 3.50%
Fidelity VIP Overseas Portfolio SC2	2,157,915	17.65 to 26.51	54,589,929	0.00% to 1.65%	1.26%	(6.80%) to (6.16%)
Fidelity VIP Real Estate Portfolio SC2	878,485	20.45 to 20.81	18,208,185	0.95% to 1.65%	2.30%	3.77% to 4.47%
Franklin High Income VIP Fund	2,475,832	6.65 to 6.72	16,538,471	0.95% to 1.65%	0.57%	15.22% to 15.89%
JPMorgan Insurance Trust U.S. Equity Portfolio	1,036,896	28.75 to 29.52	29,978,411	0.95% to 1.65%	0.96%	9.15% to 9.90%
JPMorgan Small Cap Value Fund	50,991	30.97 to 31.28	1,588,696	0.95% to 1.65%	0.66%	27.66% to 28.67%
Lord Abbett Developing Growth Portfolio	154,361	22.48 to 23.08	3,528,842	0.95% to 1.65%	-%	(4.18%) to (3.51%)
MFS Mid Cap Value Portfolio SC	229,898	10.65 to 10.81	2,475,716	0.95% to 1.65%	0.77%	13.91% to 15.14%
Templeton Global Bond VIP Fund Class 4	243,398	20.85 to 21.89	5,231,254	0.95% to 1.65%	-%	1.16% to 1.86%
T. Rowe Price Government Money Portfolio	7,749,062	0.94 to 1.01	7,622,615	0.95% to 1.65%	-%	(2.08%) to (0.98%)
Wells Fargo VT Discovery Fund	798,734	25.91 to 34.56	26,709,201	0.95% to 1.65%	-%	5.91% to 6.63%
Wilshire VIT 2015 Fund	1,628,199	13.02 to 14.01	22,166,797	0.95% to 1.65%	2.10%	4.75% to 5.50%
Wilshire VIT 2025 Fund	3,612,498	12.56 to 13.51	47,411,561	0.95% to 1.65%	1.78%	5.02% to 5.79%
Wilshire VIT 2035 Fund	4,694,398	12.10 to 13.00	59,232,578	0.95% to 1.65%	1.60%	5.31% to 6.04%
Wilshire VIT Global Allocation Fund	13,762,077	18.49 to 34.35	384,236,063	0.00% to 1.65%	1.55%	3.87% to 5.63%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2020 and 2019
(With Independent Auditors’ Report Thereon)

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Independent Auditors’ Report
The Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles also are described in Note 8.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by Regulation S X Rule 7 05 of the Securities and Exchange Commission. Such information is not a required part of the financial statements but is supplementary information required by the Illinois Department of Insurance. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.
Chicago, Illinois
April 16, 2021

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2020 and 2019
(In thousands)

	December 31
	2020	2019
Admitted Assets
Cash and investments:
Bonds	$4,333,763	$4,040,162
Preferred stocks	102,655	75,806
Common stocks	34,208	30,383
Mortgage loans on real estate	48,173	40,057
Cash	3,499	2,848
Cash equivalents	118,079	105,143
Short-term investments	4,091	—
Contract loans	137,954	140,720
Derivatives	16,805	13,239
Receivable for securities	13	25,025
Other invested assets	335,059	333,067

Total cash and investments	5,134,299	4,806,450

Investment income due and accrued	37,806	36,869
Uncollected premiums	491	642
Deferred premiums	49,495	51,005
Amounts recoverable from reinsurers	18,226	21,099
Funds held by or deposited with reinsured companies	27,298	—
Current federal income tax recoverable	2,250	757
Deferred tax assets	4,051	3,895
Receivable from parent and affiliates	8,201	5,412
Other assets	3,838	3,315
Variable annuity assets held in separate accounts	2,891,423	2,490,469
Total admitted assets	$8,177,378	$7,419,913
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2020 and 2019
(In thousands, except share data)

	December 31
	2020	2019
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,060,384	$3,914,317
Accident and health	23,565	1,576
Unpaid benefits:		
Life	34,195	24,038
Accident and health	5,214	64
Policyholder funds on deposit	603,841	552,160
Remittances not allocated	1,625	4,454
Other amounts payable on reinsurance	6,976	7,659
Total policy liabilities	4,735,800	4,504,268

Interest maintenance reserve	37,027	38,228
Accrued expenses	8,425	5,662
Commissions and expense allowances payable on reinsurance assumed	2,259	—
Transfer from separate accounts accrued for expense allowances recognized in reserves	(9,859)	(12,409)
Other liabilities	5,395	8,674
Asset valuation reserve	46,887	44,919
Payable to parent and affiliates	53	260
Payable for securities	29,299	21,427
Variable annuity liabilities held in separate accounts	2,891,423	2,490,469
Total liabilities	7,746,709	7,101,498
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	138,704	43,704
Deferred gain on reinsurance	50,829	53,133
Unassigned surplus	238,636	219,078
Total capital and surplus	430,669	318,415
Total liabilities and capital and surplus	$8,177,378	$7,419,913
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2020, 2019 and 2018
(In thousands)

	Year Ended December 31
	2020	2019	2018
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$399,472	$(1,939,013)	$438,831
Life	107,175	110,241	111,347
Supplementary contracts	2,683	5,781	4,920
Accident and health	36,079	1,650	1,769
Total premiums, annuity and supplementary contract considerations	545,409	(1,821,341)	556,867

Net investment income	201,600	240,010	326,447
Amortization of interest maintenance reserve	3,727	5,156	5,858
Commissions and expense allowances on reinsurance ceded	5,713	37,841	155
Management fee income from separate accounts	30,940	22,410	27,810
Fees from sales of third-party vendor products	497	549	436
Other	(3.965)	4,145	5,430
Total revenue	783,921	(1,511,230)	923,003
Benefits and expenses:
Provisions for claims and benefits:
Annuity	464,964	(1,688,586)	604,501
Life	130,077	121,460	121,921
Supplementary contracts	12,506	28,188	25,173
Accident and health	29,964	143	333
Total claims and benefits	637,511	(1,538,795)	751,928

Commissions	29,213	30,440	30,898
Commissions and expense allowances on reinsurance assumed	6,274	—	—
General and other expenses	79,533	90,215	91,220
Net loss on reinsurance (including IMR released)	—	(101,382)	—

Total benefits and expenses	752,531	(1,519,522)	874,046

Net gain before federal income tax expense	31,389	8,292	48,957
Federal income tax expense	1,622	(11,442)	3,008
Net gain from operations	29,767	19,734	45,949
Realized investment (losses) gains net of tax and transfers to interest maintenance reserve	(6,306)	570	17,163
Net income	$ 23,461	$ 20,304	$ 63,112
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2020, 2019 and 2018
(In thousands)

	Year Ended December 31
	2020	2019	2018
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	138,704	43,704	43,704

Unassigned surplus:			
Balance at beginning of year	272,211	419,899	426,951
Net income	23,461	20,304	63,112
Change in net deferred income tax	539	10,149	(2,297)
Change in non-admitted assets	(1,707)	(4,835)	939
Change in net unrealized capital (losses) gains	(767)	15,806	(18,466)
Change in asset valuation reserve	(1,968)	3,255	(3,340)
Dividends to stockholder	—	(245,500)	(47,000)
Change in deferred gain on reinsurance	(2,304)	53,133	—
Balance at end of year	289,465	272,211	419,899
Total capital and surplus	$430,669	$ 318,415	$466,103
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2020, 2019 and 2018
(In thousands)

	Year Ended December 31
	2020	2019	2018
Cash from operations:
Revenue received:
Premiums considerations and deposits	$ 519,325	$ 373,042	$ 556,093
Investment income	201,106	246,353	327,432
Commissions and expense allowances on reinsurance ceded	3,410	2,632	155
Management fee income from Separate Accounts	30,940	22,410	27,810
Fees from sales of third party vendor products	497	549	436
Other income	(3,965)	4,145	5,430
Total revenue received	751,313	649,131	917,356
Benefits and expenses paid:
Claims, benefits and net transfers	449,411	537,260	582,707
Expenses	109,740	120,532	122,163
Federal income taxes	3,386	18,075	7,801
Total benefits and expenses paid	562,537	675,867	712,671
Net cash from (used for) operations	188,776	(26,736)	204,685
Cash from investments:
From investments sold or matured:
Bonds	822,371	1,336,342	1,187,492
Stocks	5,688	7,043	16,344
Mortgage loans	297	3,945	562
Other invested assets	48,076	76,309	9,860
Miscellaneous proceeds	32,885	—	14,757
Total investment proceeds	909,317	1,423,639	1,229,015
Cost of investments acquired:
Bonds	(1,114,756)	(818,136)	(1,275,330)
Stocks	(36,453)	(21,950)	(1,000)
Mortgage loans	(8,413)	(31,882)	(80,998)
Other invested assets	(57,235)	(103,584)	(1,475)
Miscellaneous applications	(3,318)	(23,470)	—
Total investments acquired	(1,220,175)	(999,022)	(1,358,803)
Net (increase)/decrease in contract loans	2,766	835	(359)
Total for investments acquired	(1,217,409)	(998,187)	(1,359,162)
Net cash from (used for) investments	(308,092)	425,452	(130,147)

Cash from financing and miscellaneous:
Cash provided (applied):
Capital and paid in surplus	95,000	—	—
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	51,660	(135,816)	45,716
Dividends to stockholders	—	(245,500)	(47,000)
Other cash provided (applied)	(9,666)	(3,250)	(11,072)
Net cash from (used for) financing and miscellaneous	136,994	(384,566)	(12,356)
Net change in cash and short term investments	17,678	14,150	62,182
Cash and short-term investments at beginning of year	107,991	93,841	31,659
Cash, cash equivalents and short-term investments at end of year	$ 125,669	$ 107,991	$ 93,841
Cash flow information for non-cash transactions:
Liabilities assumed in disability reinsurance transaction	$ (26,857)	$ —	$ —
Assets transferred on annuity reinsurance transaction	$ —	$2,141,840	$ —
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2020 and 2019 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.
Mortgage loans, comprised primarily of a loan to an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 80% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company issued one commercial loan with a fixed interest rate of 4.85% in 2020. In 2019, the Company issued three
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

commercial loans with interest rates varying between 4.47% and 6.20%. The Company did not reduce interest rates of any outstanding mortgage loans during 2020, 2019 and 2018. During 2020, 2019 and 2018, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2020 and 2019, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that have been restructured.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a quarterly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2020	2019
Bonds, preferred stocks and short-term investments	$28,880	$23,409
Real estate and other invested assets	15,857	19,090
Common stocks	2,150	2,420
Total AVR	$46,887	$44,919
At December 31, 2020 and 2019 the AVR was held at a level equal to 81.75% and 96.69%, respectively, of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2020 and 2019 were $12,193 and $13,096, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $549,179 and $495,812 as of December 31, 2020 and 2019, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2020 and 2019, the supplemental contract liability was $50,566 and $52,367, respectively, based on average credited interest rates of 2.83% and 2.88% in 2020 and 2019, respectively. At December 31, 2020 and 2019, the personal promise liability was $12,904 and $12,249, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $774 and $754 at December 31, 2020 and 2019, respectively. Premiums on deposit and dividend accumulations of $1,375 and $1,444 were reported at December 31, 2020 and 2019, respectively. Annuities certain of $1,947 and $1,784 were reported at December 31, 2020 and 2019 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2020, were as follows:
	Gross	Net of Loading
Ordinary new business	$ 1,395	$ 262
Ordinary renewal	42,767	50,087
Group Life	(7)	(7)
Total	$44,155	$50,342
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund.
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Statement of Cash Flows
During 2020 non-cash operating activities included a $26.9 million assumption of policy liabilities from affiliate National Teachers Associates Life Insurance Company under a funds held agreement. Further, during 2019 non-cash investing activities included $2.1 billion of investments in connection with the annuity reinsurance transaction. See note 9 for further information.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2020 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 16, 2021, the date the financial statements were available to be issued.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2020	2019	2018
Interest on bonds	$173,727	$237,499	$301,659
Preferred stock income	5,080	3,870	4,121
Common stock income	1,561	(709)	5,386
Interest on mortgage loans	3,067	2,104	927
Interest on short-term investments	473	2,493	1,525
Interest on contract loans	8,746	8,917	9,189
Limited liability companies income	13,988	13,924	9,049
Other investment income (loss)	2,033	(20,646)	3,184
Gross investment income	208,675	247,452	335,040
Investment expenses	7,075	7,442	8,593
Net investment income	$201,600	$240,010	$326,447
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $469 of investment income due and accrued related to three securities for 2020. In 2019, the Company nonadmitted $56 of investment income due and accrued related to one security.
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	26	—
(2) Aggregate Amount of Investment Income	$1,347	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2020	2019	2018
Reserve balance, beginning of year	$38,228	$ 56,389	$65,381
Current year capital gains (losses), net of tax	2,525	143,059	(3,134)
Adjustment for liability gains (losses) released from reserve	—	(156,064)	—
Amortization of IMR	(3,726)	(5,156)	(5,859)
Reserve balance, end of year	$37,027	$ 38,228	$56,389
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2020	2019	2018
Bonds	$ 2,527	$ 180,656	$ (4,352)
Common stocks	2	(1,105)	9,643
Preferred stocks	—	303	—
Options	(2,336)	(262)	11,214
Surplus debentures	(3,703)	3,368	51
Net realized investment gains (losses)	(3,510)	182,960	16,556
Less federal income tax expense	271	39,331	2,527
Transferred to IMR	(2,525)	(143,059)	3,134
Net realized investment gains (losses) net of tax and transfers to IMR	$(6,306)	$ 570	$17,163
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $4,303, $1,352 and $1,317 in 2020, 2019 and 2018, respectively. The impairment losses in 2020 were related to bonds. During 2019 and 2018 impairment losses were related to common stocks and bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $4,498, $5,389 and $3,781 at December 31, 2020, 2019, and 2018, respectively.
	2020	2019	2018
Net unrealized capital gains (losses):
Beginning	$24,859	$ 9,053	$ 27,519
End of year	24,092	24,859	9,053
Change in net unrealized capital gains (losses)	$ (767)	$15,806	$(18,466)
Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2020	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 221,148	$ 10,450	$ (733)	$ 230,865
All Other Governments	40,146	4,908	—	45,053
States, Territories and Possessions
(Direct and Guaranteed)	254,336	45,183	(1)	299,519
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,189,609	160,116	(771)	1,348,953
Industrial & Miscellaneous (Unaffiliated)	2,627,436	233,650	(21,759)	2,839,327
Hybrid Securities	1,088	316	(1)	1,404
Preferred Stocks	102,655	8,175	—	110,830
Total	$4,436,418	$462,798	$(23,265)	$4,875,951

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 152,309	$ 6,898	$ (628)	$ 158,579
All Other Governments	41,632	2,234	—	43,866
States, Territories and Possessions
(Direct and Guaranteed)	240,812	26,253	(171)	266,894
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,306,117	98,831	(987)	1,403,962
Industrial & Miscellaneous (Unaffiliated)	2,297,976	139,997	(8,005)	2,429,968
Hybrid Securities	1,316	253	—	1,569
Preferred Stocks	75,806	5,552	—	81,357
Total	$4,115,968	$280,018	$(9,791)	$4,386,195
U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $293,924 and $318,188; Federal Home Loan Mortgage Association of $269,010 and $221,979; Government National Mortgage Association of $280,331 and $65,688; and Other Government of $0 and $321,763 as of December 31, 2020 and 2019, respectively.
At December 31, 2020 and 2019, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2020	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 70,323	$ (733)	$ 21	$ —
States, Territories And Possessions
(Direct and Guaranteed)	184	—	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	33,798	(695)	1,124	(76)
Industrial & Miscellaneous (Unaffiliated)	361,327	(17,349)	363,487	(4,409)
Hybrid Securities	110	(1)	—	—
Common Stock	7,399	(1,219)	—	—
Total	$473,141	$(19,997)	$364,632	$(4,485)

December 31, 2019	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 25,685	$ (497)	$ 1,523	$ (130)
States, Territories And Possessions
(Direct and Guaranteed)	14,121	(171)	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	68,313	(912)	1,097	(75)
Industrial & Miscellaneous (Unaffiliated)	197,095	(1,606)	391,939	(6,408)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Common Stock	9,541	(459)	—	—
Total	$314,755	$(3,645)	$394,559	$(6,613)
At December 31, 2020, the Company held 303 positions where the carrying value exceeded the market value a total of $24,509. Securities with an investment grade rating represented 92% of the gross unrealized capital losses. The largest single position is an asset-backed security where the carrying value exceeds market by a value of $4,809. The portfolio included 68 securities that have been in this position for 12 months or longer, totaling $4,511. The Company views the decrease in value of all of the securities at December 31, 2020 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2020.
Bonds by NAIC class at December 31 are as follows:
	2020		2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$3,066,414	$3,386,353	$3,163,854	$3,364,933
Class 2	1,080,604	1,188,933	799,270	858,448
Class 3	105,630	108,338	61,921	64,804
Class 4	61,990	63,336	10,581	10,837
Class 5	19,080	18,116	4,439	5,718
Class 6	45	45	97	97
Total by class	$4,333,763	$4,765,121	$4,040,162	$4,304,837
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs) excluding mortgage obligations of the United States governmental agencies at December 31, 2020 was $273,423 compared to a $242,227 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 5.8 years. The Company’s investment in CMOs, represented 0.1% of the Company’s bond portfolio at December 31, 2020.
At December 31, 2020 and 2019, 9.9% and 9.1% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2020	Carrying Value	Fair Value
Due in one year or less	$ 62,560	$ 63,009
Due after one year through five years	460,009	492,428
Due after five years through ten years	1,124,108	1,216,156
Due after ten years through twenty years	1,420,879	1,599,272
Due after twenty years	1,266,207	1,394,256
Total bonds	$4,333,763	$4,765,121
Proceeds from the sale of investments in bonds and stocks during 2020, 2019 and 2018 were $248,594, $2,774,849 and $504,707, respectively. Gross gains of $10,217, $188,008 and $18,594 and gross losses of $5,229, $6,960 and $12,064 were realized on those sales for 2020, 2019 and 2018, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Loan-backed and Structured Securities
At December 31, 2020, the Company had loan-backed securities with a fair value of $1,416,129 and a carrying value of $1,484,660. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2020, 2019 and 2018 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2020
Intent to sell	$ 7,766	$—	$1,348	$ 6,418
Inability or lack of intent to hold	—	—	—	—
Total	7,766	—	1,348	6,418
Year Ended December 31, 2019
Intent to sell	$ —	$—	$ —	$ —
Inability or lack of intent to hold	—	—	—	—
Total	—	—	—	—
Year Ended December 31, 2018
Intent to sell	$12,567	$—	$ 303	$12,264
Inability or lack of intent to hold	—	—	—	—
Total	12,567	—	303	12,264
As of December 31, 2020, the Company held two asset-backed and six structured securities for which OTTI was recognized during the current year. The basis for recognizing OTTI for these securities (all non-interest related) was due to change of intent.
At December 31, 2020, the Company had loan-backed and structured securities with an aggregate unrealized loss of $18,986. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$257,286	$(14,629)	$354,008	$(4,357)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2020	2019
Held for all policyholders	$1,687	$1,688
Held for policyholders in certain states	1,050	1,050
Total deposits	$2,737	$2,738
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $16,605 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,321,489 and $1,232,361
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

at December 31, 2020 and 2019, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $549,179 and $495,812 in outstanding advances with $512,054 and $493,928 in assets pledged as collateral to FHLB at December 31, 2020 and 2019, respectively. The outstanding advances mature in January, February, and May 2021, November and December 2023, January 2024, September and June 2025 and January 2026. The weighted average interest rate was 0.38% as of December 31, 2020. Interest rates reset either monthly or quarterly.
[Restricted assets (including pledged) are as follows:]
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
FHLB capital stock	$ 16,605	$—	$ 16,605	$ 11,750	$ 4,855	$—	$ 16,605	0.20%	0.20%
On deposit with states	2,737	—	2,737	2,738	(1)	—	2,737	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	512,054	—	512,054	493,928	18,126	—	512,054	6.18%	6.18%
Total Restricted Assets	$531,396	$—	$531,396	$508,416	$22,980	$—	$531,396	6.49%	6.50%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2020
Recorded Investment (All)
Current	$—	$—	$29	$—	$48,144	$—	$48,173
December 31, 2019
Recorded Investment (All)
Current	$—	$—	$37	$—	$40,020	$—	$40,057
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized losses on derivative assets at December 31, 2020, were $7,167.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company utilizes multiple counterparties and evaluates the credit worthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counter-party provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2020
Cash	$2,620	$2,620	0.05%	0.05%
Total Collateral Assets	$2,620	$2,620	0.05%	0.05%
December 31, 2019
Cash	$6,640	$6,640	0.13%	0.13%
Total Collateral Assets	$6,640	$6,640	0.13%	0.13%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2020 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2020	2019
Life	$ 943,475	$ 948,062	1980 CSO/CET	4.0%-6.0%
	298,786	267,240	2001 CSO	3.5-4.0
	103,110	107,073	1958 CSO/CET	2.5-4.5
	79,422	78,479	Various	2.5-5.5
	21,885	5,189	2017 CSO	3.5-4.5
	3,038	3,334	1941 CSO	2.5-4.5

Annuity	195,277	195,773	1971 IAM	3.0-5.5
	54,687	55,185	a-1949	3.0-5.5
	490	494	1937 SAT	3.0
	—	230	MGDB
	1,346,392	1,338,184	a-2000	1.0-5.0
	162,845	164,708	1983a	3.0-4.5
	742,348	637,346	2012 IAR	1.0-4.0

Supplementary contracts with life contingencies	9,332	11,345	1983a	6.25-11.0
	62,691	66,973	a-2000	4.0-7.0
	94	115	1971 IAM	4.5-11.25
	4	4	1937 SAT	3.5
	36,508	34,583	2012 IAR	2.5-4.25
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Aggregate reserves		Mortality table	Interest rates
	2020	2019
Total	$4,060,384	$3,914,317
For approximately 73%, or $1.8 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2020	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 160,441	$ —	$ —	$ 160,441	2%
b. At book value less current surrender charge of 5% or more	930,455	—	—	930,455	13%
c. At fair value	—	2,592,379	1,314	2,593,693	35%
d. Total with adjustment or at market value (Total of a through c)	1,090,896	2,592,379	1,314	3,684,589	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,561,128	—	—	3,561,128	48%
(2) Not subject to discretionary withdrawal	114,315	—	—	114,315	2%
(3) Total (gross)	4,766,339	2,592,379	1,314	7,360,032	100%
(4) Reinsurance ceded	2,317,192	—	—	2,317,192
(5) Total (net) (3) – (4)	$2,449,147	$2,592,379	$1,314	$5,042,840
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 259,205	$ —	$ —	$ 259,205

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	8,378	—	—	8,378	2%
c. At fair value	—	287,871	—	287,871	64%
d. Total with adjustment or at market value (Total of a through c)	8,378	287,871	—	296,249	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	153,142	—	—	153,142	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	161,520	287,871	—	449,390	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 161,520	$ 287,871	$ —	$ 449,390
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 3,026	$ —	$ —	$ 3,026

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	(1)	(2)	(3)	(4)	(5)
December 31, 2020	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	53,903	—	—	53,903	9%
(2) Not subject to discretionary withdrawal	549,179	—	—	549,179	91%
(3) Total (gross)	603,082	—	—	603,082	100%
(4) Reinsurance ceded	15	—	—	15
(5) Total (net) (3) – (4)	$ 603,067	$ —	$ —	$ 603,067
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

December 31, 2019	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 131,259	$ —	$ —	$ 131,259	2%
b. At book value less current surrender charge of 5% or more	1,124,541	—	—	1,124,541	16%
c. At fair value	—	2,225,266	1,267	2,226,533	33%
d. Total with adjustment or at market value (Total of a through c)	1,255,800	2,225,266	1,267	3,482,332	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,230,865	—	—	3,230,865	47%
(2) Not subject to discretionary withdrawal	118,484	—	—	118,484	2%
(3) Total (gross)	4,605,149	2,225,266	1,267	6,831,682	100%
(4) Reinsurance ceded	2,239,717	—	—	2,239,717
(5) Total (net) (3) – (4)	2,365,432	2,225,266	1,267	4,591,965
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 274,002	$ —	$ —	$ 274,002

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	7,749	—	—	7,749	2%
c. At fair value	—	251,528	—	251,528	64%
d. Total with adjustment or at market value (Total of a through c)	7,749	251,528	—	259,277	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	131,759	—	—	131,760	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	139,508	251,528	—	391,036	100%
(4) Reinsurance ceded	—	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
(5) Total (net) (3) – (4)	$ 139,508	$ 251,528	$ —	$ 391,036
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 1,581	$ —	$ —	$ 1,581

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	55,615	—	—	55,615	10%
(2) Not subject to discretionary withdrawal	495,812	—	—	495,812	90%
(3) Total (gross)	551,427	—	—	551,428	100%
(4) Reinsurance ceded	21	—	—	21
(5) Total (net) (3) – (4)	$ 551,406	$ —	$ —	$ 551,406
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2020	2019

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,502,037	$2,391,920
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	108,629	113,020
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	603,067	551,406
Subtotal	3,213,733	3,056,346
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	2,878,708	2,475,232
Exhibit 3, Line 0399999, Column 2	2,856	2,828
Subtotal	2,881,564	2,478,060
Combined Total	$6,095,297	$5,534,406

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2020	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 4,211	$ 14,575
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	30,296	17,672	19,884
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	963,732	1,135,599
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves		68,267	68,267
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	156,118
b. Accidental Death Benefits	XXX	XXX	335
c. Disability - Active Lives	XXX	XXX	2,126
d. Disability - Disabled Lives	XXX	XXX	28,601
e. Miscellaneous Reserves	XXX	XXX	49,190
(3) Total (gross: direct + assumed)	30,296	1,053,881	1,474,694
(4) Reinsurance Ceded	—	—	24,977
(5) Total (net) (3) - (4)	$ 30,296	$1,053,881	$1,449,717

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,371,985
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	330
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	2,029
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,229
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	48,144
(6) Subtotal	1,449,717
	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,449,717

December 31, 2019	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 2,655	$ 10,425
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	23,252	13,238	14,008
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	947,340	1,110,611
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	70,099	70,099
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	149,604
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Account Value	Cash Value	Reserve
b. Accidental Death Benefits	XXX	XXX	359
c. Disability - Active Lives	XXX	XXX	2,289
d. Disability - Disabled Lives	XXX	XXX	27,782
e. Miscellaneous Reserves	XXX	XXX	48,872
(3) Total (gross: direct + assumed)	23,252	1,033,331	1,434,047
(4) Reinsurance Ceded	—	—	24,670
(5) Total (net) (3) - (4)	$ 23,252	$1,033,331	$1,409,377

B. Separate Account with Guarantees	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019	Account Value	Cash Value	Reserve
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,332,410
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	353
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	2,185
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,632
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	47,798
(6) Subtotal	1,409,377
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,409,377
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2020	2019
Present value of amounts not yet due on claims (3% interest rate)	$ 1,321	$1,471
Additional contract reserves	22,185	41
Unearned premiums and other	59	64
Aggregate accident and health reserves	$23,565	$1,576
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2020	2019
Aggregate reserves for accident and health	$ 23,565	$1,576
Unpaid benefits for accident and health	5,214	64
Less: Additional contract reserves	(22,185)	(41)
Unearned premiums and other	(59)	(64)
Accident and health claim reserves and liabilities	$ 6,535	$1,535
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
	2020	2019	2018
Net balance at January 1	$1,535	$1,911	$2,173
Incurred related to:
Current year	7,719	764	781
Prior years	106	(620)	(443)
Total incurred	7,825	144	338
Paid related to:
Current year	2,267	101	124
Prior years	558	419	476
Total paid	2,825	520	600
Net balance at December 31	$6,535	$1,535	$1,911
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased by $106 in 2020 and decreased by $620 and $443 in 2019 and 2018, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
The overall increase of $5,000 is attributed to the disability business assumed from National Teachers Associates Life Insurance Company (NTA) during the fourth quarter of 2020 (see Note 9).
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $113,676, $138,265, and $131,176 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2020, 2019, and 2018, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $29,997 and $30,286 as of December 31, 2020 and 2019, respectively.
The Company had a net balance receivable (payable) from affiliates of $8,148 and $5,152 at December 31, 2020 and 2019, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures all of the Company's life insurance business, except IUL, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company has no common stock investments in any upstream companies or affiliates.
Effective October 1, 2020 the Company assumed all the NTA disability insurance on a funds withheld basis (see note 9).
During 2020 ELICA received capital contributions totaling $95,000 from HMEC. Funds were then contributed from ELICA to the Company.
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2020
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$45,797	$4,493	$50,290
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	45,797	4,493	50,290
(d) Deferred tax assets nonadmitted	6,665	-	6,665
(e) Net deferred tax asset (liability)	39,132	4,493	43,625
(f) Total deferred tax liabilities	35,076	4,498	39,574
(g) Admitted deferred tax asset (liability)	$ 4,056	$ (5)	$ 4,051

	2019
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$44,512	$4,825	$49,337
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	44,512	4,825	49,337
(d) Deferred tax assets nonadmitted	5,390	-	5,390
(e) Net deferred tax asset (liability)	39,122	4,825	43,947
(f) Total deferred tax liabilities	34,644	5,408	40,052
(g) Admitted deferred tax asset (liability)	$ 4,478	$ (583)	$ 3,895

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$1,285	$(332)	$ 953
(b) Statutory valuation allowance adjustments	-	-	-
(c) Adjusted gross deferred tax assets	1,285	(332)	953
(d) Deferred tax assets nonadmitted	1,275	-	1,275
(e) Net deferred tax asset (liability)	10	(332)	(322)
(f) Total deferred tax liabilities	432	(910)	(478)
(g) Admitted deferred tax asset (liability)	$ (422)	$ 578	$ 156
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2020
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	4,051	-	4,051
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,051	-	4,051
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	71,026
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	35,081	4,493	39,574
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$39,132	$4,493	$43,625

	2019
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	3,895	-	3,895
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,895	-	3,895
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	53,916
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	35,227	4,825	40,052
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$39,122	$4,825	$43,947

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	156	-	156
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	156	-	156
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	17,110
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(146)	(332)	(478)
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$ 10	$ (332)	$ (322)
Other admissibility criteria include:
	2020	2019
Ratio percentage used to determine recovery period and threshold limitation amount	846%	784%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$473,505	$359,439
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2020, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2020	2019	2018
Federal	$1,622	$(11,442)	$3,008
Foreign	—	—	—
Subtotal	1,622	(11,442)	3,008
Federal income tax on net capital gains	271	39,331	2,527
Federal and Foreign income taxes incurred	$1,893	$ 27,889	$5,535
Deferred income tax assets and liabilities consist of the following major components:
	2020	2019	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$33,878	$33,784	$ 94
Investments	548	91	457
Deferred acquisition costs	7,708	6,806	902
Compensation and benefit accrual	3,057	3,135	(78)
Pension accrual	268	238	30
Receivables – nonadmitted	186	95	91
Other	152	363	(211)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019	Change
Subtotal	45,797	44,512	1,285
Nonadmitted deferred tax assets	6,665	5,390	1,275
Admitted ordinary deferred tax assets	$39,132	$39,122	$ 10
Capital:
Investments	$ 4,493	$ 4,825	$ (332)
Subtotal	4,493	4,825	(332)
Nonadmitted deferred tax assets	-	-	-
Admitted capital deferred tax assets	$ 4,493	$ 4,825	$ (332)
Total admitted deferred tax assets	$43,625	$43,947	$ (322)

	2020	2019	Change
Deferred tax liabilities:
Ordinary:
Investments	$11,183	$ 9,045	$ 2,138
Fixed assets	840	933	(93)
Deferred and uncollected premium	10,565	10,910	(345)
Policyholder reserves	1,045	325	720
Policyholder reserves (transition rule)	10,552	12,662	(2,110)
Compensation and benefit accrual	891	769	122
Total ordinary deferred tax liabilities	$35,076	$34,644	$ 432
Capital:
Investments	$ -	$ 18	$ (18)
Unrealized capital gains	4,498	5,390	(892)
Total capital deferred tax liabilities	4,498	5,408	(910)
Total deferred tax liabilities	$39,574	$40,052	$ (478)
Net deferred tax asset	$ 4,051	$ 3,895	$ 156
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2020	2019	2018
Income before taxes	$27,906	$191,252	$65,514
Expected income tax expense at 21% statutory rate in 2020, 2019 and 2018	$ 5,860	$ 40,163	$13,758
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$ (1,395)	$ (1,564)	$ (1,713)
Tax-exempt interest	(2,116)	(1,836)	(972)
Tax adjustment for IMR	(783)	(1,083)	(1,230)
Nondeductible compensation accruals	89	(22)	(631)
Deferred tax benefit on nonadmitted assets	(122)	(13)	(46)
Options	543	2,049	(3,219)
Return to provision	(746)	1,160	1,784
Gain on Reinsurance - IMR Released	-	(32,773)	-
Loss on Reinsurance - Transferred to Surplus	-	11,483	-
Other	24	176	101
Total income tax expense reported	$ 1,354	$ 17,740	$ 7,832
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019	2018
Current income tax expense incurred	$ 1,893	$ 27,889	$ 5,535
Change in deferred income tax	(1,430)	(8,541)	1,462
Change in deferred tax on unrealized gains and losses	891	(1,608)	835
Total income tax expense reported	$ 1,354	$ 17,740	$ 7,832
At December 31, 2020, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
At December 31, 2020, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2020, the Company’s federal income tax returns for years prior to 2014 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2020	2019	2018
Balance as of beginning of the year	$1,386	$1,320	$1,406
Increases related to prior year tax contingencies	19	56	-
Decreases related to prior year tax contingencies	-	-	(93)
Increases related to current year tax contingencies	-	10	7
Lapse of statute	-	-	-
Balance as of the end of the year	$1,405	$1,386	$1,320
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2021 without prior approval are approximately $43,000. Ordinary dividends of $0 were paid in 2020. Extraordinary dividends of $245,500 were paid in 2019. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends. Ordinary dividends of $47,000 were paid in 2018.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.
Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Other mortgage-backed securities	$ -	$ -	$ 43	$ 43
Total Bonds	-	-	43	43
Common Stock
Industrial and Misc.	6	26,529	7,673	34,208
Total Common Stock	6	26,529	7,673	34,208
Derivatives	-	16,805	-	16,805
Separate Account Assets	2,891,423	-	-	2,891,423
Total assets at fair value	$2,891,423	$43,334	$7,716	$2,942,479
Liabilities at fair value:
Separate Account Liabilities	2,891,423	-	-	2,891,423
Total liabilities at fair Value	$2,891,423	$ -	$ -	$2,891,423
December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Industrial and Misc.	$ -	$ -	$ 94	$ 94
Total Bonds	-	-	94	94
Common Stock
Industrial and Misc.	-	21,291	9,092	30,383
Total Common Stock	-	21,291	9,092	30,383
Derivatives	-	13,239	-	13,239
Separate Account Assets	2,490,469	-	-	2,490,469
Total assets at fair value	$2,490,469	$34,530	$9,186	$2,534,185
Liabilities at fair value:
Separate Account Liabilities	2,490,469	-	-	2,490,469
Total liabilities at fair Value	$2,490,469	$ -	$ -	$2,490,469

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2020	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2020
Financial Instruments
Common Stock	$9,092	$-	$-	$-	$(1,418)	$-	$-	$7,674
Bonds-Other Mortgage-backed securities	$ 94	$-	$-	$-	$ (51)	$-	$-	$ 43
Total Assets	$9,186	$-	$-	$-	$(1,469)	$-	$-	$7,716
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2020, the Company had no transfers into or out of Level 3. At December 31, 2019, the Company had transferred $158 related to two securities into Level 3 due to a lack of observable market data.
The fair value for all financial instruments are as follows:
December 31, 2020
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$4,765,121	$ 110,830	$ 3,122	$4,458,236	$303,763	-
Preferred Stocks	110,830	102,655	23,470	87,359	-	-
Common Stocks	34,208	34,208	6	26,529	7,673	-
Derivatives	16,805	16,805	-	16,805	-	-
Cash Equivalents	118,079	118,079	118,079	-	-	-
Short Term Investments	4,091	4,091	-	4,091	-	-
Mortgage Loans and Policy Loans	205,897	186,128	-	-	205,897	-
Other Invested Assets	339,879	335,059	-	36,880	20,446	276,553
Separate Account Assets	2,891,423	2,891,423	2,891,423	-	-	-
Total Assets	$8,486,333	$8,022,211	$3,036,100	$4,629,900	$543,779	276,553
Financial instruments – Liabilities
Separate Accounts Liabilities	$2,891,423	$2,891,423	$2,891,423	$ -	$ -	$ -
Total Liabilities	$2,891,423	$2,891,423	$2,891,423	$ -	$ -	$ -
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2019
Descrption	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments - Assets
Bonds	$4,304,838	$4,040,162	$ 3,006	$4,043,418	$258,414	$ -
Preferred Stocks	81,357	75,806	22,872	58,485	-	-
Common Stocks	30,383	30,383	-	21,291	9,092	-
Derivatives	13,239	13,239	-	13,239	-	-
Cash Equivalents	105,143	105,143	105,143	-	-	-
Short Term Investments	-	-	-	-	-	-
Mortgage Loans and Policy Loans	197,345	180,777	-	-	197,345	-
Other Invested Assets	339,463	333,067	21,421	45,877	19,021	253,144
Separate Account Assets	2,490,469	2,490,469	2,490,469	-	-	-
Total Assets	$7,562,237	$7,269,046	$2,642,911	$4,182,310	$483,872	$253,144
Financial instruments - Liabilities
Separate Accounts Liabilities	$2,490,469	$2,490,469	$2,490,469	$ -	$ -	$ -
Total Liabilities	$2,490,469	$2,490,469	$2,490,469	$ -	$ -	$ -
For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. This may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. Broker-dealer’s valuation methodologies as well as investment managers' modeling methodologies are sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values (at the cusip/issuer level) received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2020.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2020.
(8) Differences Between GAAP and SAP
SAP differ from GAAP. The most significant differences between SAP and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)	Asset valuation and interest maintenance reserves are not provided.
(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)	Reinsurance ceded credits are recognized as assets in GAAP financial statements.
(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)	The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)	A statement of comprehensive income (loss) is required.
(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)	Deferred premium assets are not provided.
(o)	DTAs are not subject to admissibility limitations under GAAP.
(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)	The annuity reinsurance transaction uses the deposit accounting method for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2020	2019	2018
Statutory Net Income	$ 23,462	$ 20,304	$ 63,112
Increase (decrease) due to:
Deferred policy acquisition costs	3,174	1,551	173
Policyholder benefits	(82,123)	107,453	23,311
Federal income tax expense (benefit)	(2,167)	(11,200)	(7,609)
Investment reserves	89,634	75,628	(23,720)
Goodwill impairment	-	(28,025)	-
Ceded commission expense	(2,304)	(35,210)	-
Other adjustments, net	1,701	(1,666)	(1,964)
GAAP Net Income	$ 31,377	$128,835	$ 53,303

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019
Capital and Surplus	$ 430,669	$ 318,415
Increase (decrease) due to:
Deferred policy acquisition costs	199,405	246,085
Deposit asset on reinsurance	2,420,926	2,346,166
Annuity reserves ceded	(2,317,192)	(2,239,717)
Difference in policyholder reserves	177,343	141,978
Goodwill	9,911	9,911
Investment fair value adjustments on fixed maturity securities	444,327	318,806
Interest Maintenance Reserve	37,027	38,228
Asset Valuation Reserve	46,887	44,919
Contract loans ceded	11,338	12,008
Federal income tax liability	(187,299)	(160,928)
Ceded commission liability	(30,717)	(32,400)
Non-admitted assets and other, net	(3,389)	(18,435)
GAAP Shareholder’s Equity	$ 1,239,236	$ 1,025,036
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2020 were valued at $27,298. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2020 $2,304 of the surplus benefit recognized in 2019 was amortized into income. The reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. The contract also reinsurers approximately $700,000 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2020, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2020	2019	2018
Direct life insurance premiums	$ 115,235	$ 117,950	$118,806
Life insurance premiums ceded:
To ELICA	1,391	1,298	1,247
To other companies	6,670	6,411	6,212
Net life insurance premiums as reported	107,174	110,241	111,347
Life insurance reserves ceded:
To ELICA	17,825	17,656	17,217
To other companies	7,151	7,014	6,704
Total life reserves ceded	24,976	24,670	23,921
Direct accident and health premiums
Direct accident and health premium	2,284	2,452	2,626
Assumed from NTA	34,540	-	-
Ceded accident and health premium	745	802	857
Net accident and health premium	$ 36,079	$ 1,650	$ 1,769
Accident and health reserves	2,328	2,555	3,180
Assumed from NTA	22,144	-	-
Ceded to other companies	907	979	1,231
Net accident and health reserves	23,565	1,576	1,949
Direct annuity premiums	482,681	462,432	438,831
Annuity premiums ceded:
To other companies	83,209	2,401,445	-
Net annuity premiums as reported	399,472	(1,939,013)	438,831
Annuity reserves ceded:
To other companies	$2,317,192	$ 2,239,717	$ -
In 2020 the Company has taken $1,298 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2020, 2019, and 2018 for the qualified plans was $2,612, $2,522, and $2,622, respectively. Expense allocated to the Company in 2020, 2019, and 2018 for the non-qualified plans was $235, $281, and $316, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. HMEC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2020 and 2019, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2020	2019
Legally insulated assets by product:
Individual Annuity	$2,567,185	$2,233,867
Supplemental Contracts	2,856	2,828
Group Annuities	321,382	253,774
Total	$2,891,423	$2,490,469
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2020	2019	2018
Transfers to separate accounts	$ 226,171	$ 217,299	$ 205,838
Net transfers ceded – separate accounts	-	22,612	-
Transfers from separate accounts	(196,188)	(186,722)	(170,102)
Net transfers to (from) separate accounts	$ 29,983	$ 53,189	$ 35,736
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2020 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2020		2019
	Number	Balance	Number	Balance
Up to and including 12 months	28	$ 2,396	27	$ 1,355
13 to 24 months	23	889	26	1,329
25 to 36 months	21	1,065	22	784
37 to 48 months	16	405	30	1,344
49 to 60 months	26	1,214	15	508
Greater than 60 months	202	6,935	207	6,929
Total	316	$12,904	327	$12,249
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2020:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	324	$12,220	3	$ 28
Number/amount of retained assets account issued/added during the year	29	2,991	2	169
Investment earnings credited to retained asset accounts during the year	-	184	-	1
Fees and other charges assessed to retained asset accounts during the year	-	-	-	-
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	-	-	-	-
Number/amount of retained asset accounts closed/withdrawn during the year	42	2,597	-	92
Number/balance of retained asset accounts at the end of the year	311	$12,798	5	$106
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $469,046 for the year ended December 31, 2020.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2020, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $250 as of December 31, 2020 and $291 as of December 31, 2019. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$291
Decreases current year:
Premium tax offsets	44
Amounts no longer available for offset
Increases current year
Premium tax offsets paid and accrued	3
Other increases	-
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$250
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $32, $31, and $50 during 2020, 2019, and 2018, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in both 2020, 2019 and 2018.
(14) Risk-Based Capital
The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2020, the Company's actual total adjusted capital was $477,556 and the authorized control level risk-based capital was $55,954.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on the assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the asset or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the asset;
•	market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported surplus;
•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the sale of assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

•	Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.
Reinsurance Risk
Reinsurance is a contract by which one insurer, called a reinsurer, agrees to cover a portion of the losses incurred by a second insurer in the event a claim is made under a policy issued by the second insurer. Although a reinsurer is liable to the Company's insurance subsidiaries according to the terms of its reinsurance policy, the insurance subsidiaries remain primarily liable as the direct insurers on all risks reinsured. As a result, reinsurance does not eliminate the obligation of the insurance subsidiaries to pay all claims, and each insurance subsidiary is subject to the risk that one or more of its reinsurers will be unable or unwilling to honor its obligations.
Although the Company limits participation in its reinsurance programs to reinsurers with high financial strength ratings and also limits the amount of coverage from each reinsurer, the Company's insurance subsidiaries cannot guarantee that their reinsurers will pay in a timely fashion, if at all. Reinsurers may become financially unsound by the time that they are called upon to pay amounts due, which may not occur for many years.
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
Operation Risk
A large-scale pandemic, the occurrence of terrorism or military and other actions, may result in the loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in the investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Further the global pandemic caused by COVID-19 that was initially reported in 2019 has developed into a worldwide crisis over subsequent months and is causing significant human suffering as well as widespread economic damage. The
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

effects of the outbreak on the U.S. economy, our customers, our agents, our employees, our investments and our communities, as well as any preventative or protective actions that we, our employees and agency force, our third-party service providers and suppliers, or governments may take to mitigate the impact of COVID-19 could have an adverse effect on our ability to conduct business and on our financial condition and results of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2020
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$ 843,264	$ 950,259	$ 843,264
State, municipalities and political subdivisions	1,119,790	1,288,630	1,119,790
Foreign government bonds	40,146	45,053	40,146
Other corporate bonds	2,330,590	2,481,178	2,330,563
Total debt securities	$4,333,790	$4,765,120	$4,333,763
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$ 102,655	$ 110,830	$ 102,655
Common stocks	34,972	34,208	34,208
Total equity securities	$ 137,627	$ 145,038	$ 136,863
Mortgage loans on real estate	$ 48,173	XXX	$ 48,173
Real estate	—	XXX	—
Contract loans	137,954	XXX	137,954
Cash, cash equivalents and short-term investments	125,669	XXX	125,669
Receivable for securities	13	XXX	13
Derivatives	16,805	XXX	16,805
Other investments	335,059		335,059
Total investments	$5,135,090		$5,134,299
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2020, 2019 and 2018
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2020:
Life	$-	$1,470,244	$ -	$ 2,101	$ 107,175	$ 68,706	$ 130,077	$-	$ 43,912	$-
Annuity	-	2,515,705	-	1,947	399,472	126,686	464,964	-	62,441	-
Supplementary Contracts	-	108,629	-	599,745	2,683	5,986	12,506	-	1,034	-
Accident and Health	-	28,371	49	48	36,079	222	29,964	-	7,633	-
Total	$-	$4,123,309	$49	$603,841	$ 545.409	$201,600	$ 637,511	$-	$115,020	$-
2019:
Life	$-	$1,421,081	$ -	$ 2,166	$ 110,241	$ 69,480	$ 121,460	$-	$ 47,904	$-
Annuity	-	2,404,254	-	1,784	(1,939,013)	161,324	(1,688,586)	-	70,206	-
Supplementary Contracts	-	113,020	-	548,179	5,781	8,957	28,188	-	1,151	-
Accident and Health	-	1,590	50	31	1,650	249	143	-	1,395	-
Total	$-	$3,939,945	$50	$552,160	$(1,821,341)	$240,010	$(1,538,795)	$-	$120,656	$-
2018:
Life	$-	$1,381,904	$ -	$ 2,183	$ 111,347	$ 71,370	$ 121,921	$-	$ 46,092	$-
Annuity	-	4,504,948	-	2.432	438,831	245,244	604,501	-	73,504	-
Supplementary Contracts	-	114,683	-	683,283	4,920	9,580	25,173	-	1,189	-
Accident and Health	-	1,964	53	31	1,769	253	333	-	1,334	-
Total	$-	$6,003,499	$53	$687,929	$ 556,867	$326,447	$ 751,928	$-	$122,119	$-
(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2020, 2019 and 2018
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2020 Life insurance in force	$19,821,228	$4,871,744	$ -	$ 14,949,484	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 115,235	$ 8,061	$ -	$ 107,175	0.0%
Annuity	482,681	83,209	-	399,472	0.0%
Supplementary contracts	2,683	-	-	2,683	0.0%
Accident and health	2,284	745	34,540	36,079	95.7%
Total premiums	$ 602,883	$ 92,015	$34,540	$ 545,409	6.3%
2019: Life insurance in force	$19,179,823	$5,053,837	$ -	$ 14,125,986	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 117,950	$ 7,709	$ -	$ 110,241	0.0%
Annuity	462,432	2,401,445	-	(1,939,013)	0.0%
Supplementary contracts	5,781	-	-	5,781	0.0%
Accident and health	2,452	802	-	1,650	0.0%
Total premiums	$ 588,615	$2,409,956	$ -	$(1,821,341)	0.0%
2018: Life insurance in force	$18,277,691	$4,718,526	$ -	$ 13,559,165	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 118,806	$ 7,459	$ -	$ 111,347	0.0%
Annuity	438,831	-	-	438,831	0.0%
Supplementary contracts	4,920	-	-	4,920	0.0%
Accident and health	2,626	857	-	1,769	0.0%
Total premiums	$ 565,183	$ 8,316	$ -	$ 556,867	0.0%
See accompanying independent auditors’ report.